UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-22139
Oppenheimer Rochester Short Term Municipal Fund
(Exact name of registrant as specified in charter)
6803 South Tucson Way, Centennial, Colorado 80112-3924
(Address of principal executive offices) (Zip code)
Arthur S. Gabinet
OppenheimerFunds, Inc.
Two World Financial Center, New York, New York 10281-1008
(Name and address of agent for service)
Registrant’s telephone number, including area code: (303) 768-3200
Date of fiscal year end: May 31
Date of reporting period: 5/31/2012

Item 1. Reports to Stockholders.

May 31, 2012

Oppenheimer Rochester® Short Term Municipal Fund

Management Commentary and Annual Report

MANAGEMENT COMMENTARY

An Interview with Your Fund's Portfolio Managers

ANNUAL REPORT

Listing of Top Holdings

Fund Performance Discussion

Financial Statements

"We hope that the recent strength of the municipal bond market has renewed investors' confidence in the market's powerful ability to help investors earn tax-advantaged income."

Dan Loughran, Senior Vice President, Senior Portfolio Manager and Team Leader, **OppenheimerFunds/Rochester**

OppenheimerFunds®
The Right Way to Invest

TOP HOLDINGS AND ALLOCATIONS
Top Ten Categories

General Obligation	20.5%
Sewer Utilities	9.9
Highways/Commuter Facilities	7.9
Diversified Financial Services	7.6
Water Utilities	5.6
Electric Utilities	5.3
Tax Increment Financing	5.0
Government Appropriation	4.4
Higher Education	4.1
Special Tax	3.7
Portfolio holdings are subject to change. Percentages are as of May 31, 2012, and are based on total assets.
Credit Allocation

Credit Rating Breakdown	NRSRO Only Total

AAA	1.1%
AA	39.4
A	40.2
BBB	14.3
Unrated	5.0

Total	100.0%
The percentages above are based on the market value of the Fund’s securities as of May 31, 2012, and are subject to change. All securities except for those labeled “unrated” have been rated by at least one Nationally Recognized Statistical Rating Organization (“NRSRO”), such as Standard & Poor’s (“S&P”). For securities rated only by an NRSRO other than S&P, OppenheimerFunds, Inc. (the “Manager”) converts that rating to the equivalent S&P rating. If two or more NRSROs have assigned a rating to a security, the highest rating is used. Unrated securities do not necessarily indicate low credit quality.
For the purposes of this Credit Allocation table, “investment-grade” securities are securities rated within the NRSROs’ four highest rating categories, which include AAA, AA, A and BBB. Securities not rated by an NRSRO may or may not be equivalent of investment grade. For further details, please consult the Fund’s prospectus or Statement of Additional Information.
9  |  OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

FUND PERFORMANCE DISCUSSION
How has the Fund performed? Below is a discussion of the Fund’s performance during its fiscal year ended May 31, 2012, followed by a graphical comparison of the Fund’s performance to appropriate broad-based market indices.
Management’s Discussion of Fund Performance. In the reporting period ended May 31, 2012, Oppenheimer Rochester Short Term Municipal Fund benefited from a rally in the municipal market and produced an annual total return of 3.89% at net asset value (1.55% with sales charge).
     The charts on pages 13 to 15 show the Fund’s performance. We encourage investors to remain focused on their personal financial objectives, and we believe that this Fund’s investments offer structural advantages that can help shareholders achieve their investment goals over the long term.
     The Fund’s holdings in municipal bonds issued by utilities represented 20.8% of total assets at the end of this reporting period. As of May 31, 2012, this set of holdings included sewer utilities, with 9.9% of the Fund’s total assets, water utilities, with 5.6%, and electric utilities, with 5.3%. Our holdings in this sector consist of securities in the mid-range of the credit spectrum. The overall fundamentals in this sector also remained stable this reporting period, contributing to positive results.
     General obligation debt backed by the full faith and taxing authority of state and local governments represented 20.5% of the Fund’s total assets as of May 31, 2012. The Fund’s holdings include variable-rate general obligation bonds issued by California, Illinois, Massachusetts, Michigan, New Jersey and the Commonwealth of Puerto Rico, all of which helped the sector make positive contributions to the Fund’s performance this reporting period. While many municipalities faced budget challenges this reporting period, elected officials consistently safeguarded the debt service payments on their general obligation bonds.
     The Fund held 7.9% of total assets in the highways and commuter facilities sector at the end of this reporting period. The bonds held by this Fund are used to build and maintain roadways and highway amenities. The sector enhanced Fund performance this reporting period.
     As of May 31, 2012, the Fund had invested 7.6% of total assets in the diversified financial services sector this reporting period, contributing to positive results.
     Tax increment financing (TIF) bonds constituted 5.0% of the Fund’s total assets on May 31, 2012, and contributed positively to the Fund’s total return. Traditionally, this type of financing has been used for urban and suburban renewal projects. When tax collections
10  |  OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

increase, driven either by an improving economy or inflation, the credit quality of these types of securities generally improves, which can lead to enhanced performance.
     At the end of this reporting period, the Fund was invested in the government appropriations sector, representing 4.4% of the Fund’s total assets. These securities, which made a positive contribution to the Fund’s total return this reporting period, are backed by government-approved state funds that finance various municipal projects. These securities typically carry very favorable debt service reserves as well as the implicit pledge of the municipal issuers.
     Oppenheimer Rochester Short Term Municipal Fund continued to favor the higher education sector this reporting period, which represented 4.1% of the Fund’s total assets and contributed positively to the Fund’s total return. The investment-grade bonds we hold in this sector have regularly provided high levels of tax-free income with what we believe to be far less credit risk than their external ratings would suggest.
     Our approach to municipal bond investing is flexible and responsive to market conditions. Shareholders should note that market conditions during this reporting period did not affect the Fund’s overall investment objectives or cause it to pay any capital gain distributions. In closing, we believe that the Fund’s structure and sector composition as well as our time-tested strategies will continue to benefit long-term investors through interest rate and economic cycles.
Comparing the Fund’s Performance to the Market. The graphs that follow show the performance of a hypothetical $10,000 investment in each Class of shares of the Fund held until May 31, 2012. Performance is measured from the inception date of all Classes on December 6, 2010. The Fund’s performance reflects the deduction of the maximum initial sales charge on Class A shares, the applicable contingent deferred sales charge on Class C shares, and reinvestments of all dividends and capital gains distributions. Past performance cannot guarantee future results.
     The Fund’s performance is compared to the performance of that of the Barclays Capital Municipal Bond Index, an unmanaged index of a broad range of investment-grade municipal bonds that is a measure of the general municipal bond market. The Fund’s performance is also compared to the Consumer Price Index, a non-securities index that measures changes in the inflation rate. Index performance reflects the reinvestment of dividends but does not consider the effect of capital gains or transaction costs, and none of the data in the graphs that follow shows the effect of taxes.
11  |  OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

FUND PERFORMANCE DISCUSSION
The Fund’s performance reflects the effects of Fund business and operating expenses. While index comparisons may be useful to provide a benchmark for the Fund’s performance, it must be noted that the Fund’s investments are not limited to the securities comprising the indices.
12  |  OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

Class A Shares
Comparison of Change in Value of $10,000 Hypothetical Investments in:
The performance data quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Returns do not consider capital gains or income taxes on an individual’s investment. For performance data current to the most recent month-end, visit oppenheimerfunds.com or call 1.800.CALL OPP (225.5677). Fund returns include changes in share price, reinvested distributions, and the applicable sales charge: for Class A shares, the current maximum initial sales charge of 2.25% and for Class C shares, the 1% contingent deferred sales charge for the 1-year period. There is no sales charge for Class Y shares. See page 16 for further information.1

1.	Prior to April 1, 2012, the maximum initial sales charge for Class A shares of the Fund was 3.50%.
13  |  OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

FUND PERFORMANCE DISCUSSION
Class C Shares
Comparison of Change in Value of $10,000 Hypothetical Investments in:
14  |  OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

Class Y Shares
Comparison of Change in Value of $10,000 Hypothetical Investments in:
The performance data quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Returns do not consider capital gains or income taxes on an individual’s investment. For performance data current to the most recent month-end, visit oppenheimerfunds.com or call 1.800.CALL OPP (225.5677). Fund returns include changes in share price, reinvested distributions, and the applicable sales charge: for Class A shares, the current maximum initial sales charge of 2.25% and for Class C shares, the 1% contingent deferred sales charge for the 1-year period. There is no sales charge for Class Y shares. See page 16 for further information.1

1.	Prior to April 1, 2012, the maximum initial sales charge for Class A shares of the Fund was 3.50%.
15  |  OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

NOTES
Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund’s total returns shown do not reflect the deduction of income taxes on an individual’s investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.
This report must be preceded or accompanied by the current prospectus of Oppenheimer Rochester Short Term Municipal Fund. Before investing in any of the Oppenheimer funds, investors should carefully consider a fund’s investment objectives, risks, charges and expenses. Fund prospectuses and summary prospectuses contain this and other information about the funds, and may be obtained by asking your financial advisor, visiting oppenheimerfunds.com, or calling 1.800.CALL OPP (225.5677). Read prospectuses and summary prospectuses carefully before investing.
The Fund’s investment strategy and focus can change over time. The mention of specific Fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.
Class A shares of the Fund were first publicly offered on 12/6/10. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 2.25%. Prior to April 1, 2012, the maximum initial sales charge for Class A shares of the Fund was 3.50%.
Class C shares of the Fund were first publicly offered on 12/6/10. Unless otherwise noted, Class C returns include the applicable 1% contingent deferred sales charge for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.
Class Y shares of the Fund were first publicly offered on 12/6/10. Class Y shares are offered only to fee-based clients of dealers that have a special agreement with the Distributor, to certain institutional investors under a special agreement with the Distributor, and to present or former officers, directors, trustees or employees (and their eligible family members) of the Fund, the Manager, its affiliates, its parent company and the subsidiaries of its parent company, and retirement plans established for the benefit of such individuals. There is no sales charge for Class Y shares.
16  |  OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

FUND EXPENSES
Fund Expenses. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended May 31, 2012.
Actual Expenses. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio for each class of shares, and an assumed rate of return of 5% per year for each class before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in the Statement of Additional Information). Therefore, the “hypothetical” section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
17  |  OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

FUND EXPENSES Continued

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	6 Months Ended
Actual	December 1, 2011	May 31, 2012	May 31, 2012

Class A	$1,000.00	$1,021.90	$4.76
Class C	1,000.00	1,018.40	8.26
Class Y	1,000.00	1,023.60	3.19

Hypothetical
(5% return before expenses)
Class A	1,000.00	1,020.30	4.76
Class C	1,000.00	1,016.85	8.25
Class Y	1,000.00	1,021.85	3.19
Expenses are equal to the Fund’s annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). Those annualized expense ratios based on the 6-month period ended May 31, 2012 are as follows:

Class	Expense Ratios

Class A	0.94%
Class C	1.63
Class Y	0.63
The expense ratios reflect voluntary waivers and/or reimbursements of expenses by the Fund’s Manager. Some of these undertakings may be modified or terminated at any time, as indicated in the Fund’s prospectus. The “Financial Highlights” tables in the Fund’s financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.
18  |  OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS May 31, 2012

				Effective
Principal				Maturity
Amount		Coupon	Maturity	(Unaudited)*		Value

Municipal Bonds and Notes—96.9%
Alabama—4.1%
$5,000	Auburn, AL GO	5.600%	08/01/2019	06/30/2012	A	$5,021
240,000	Bessemer, AL GO Warrants	6.000	02/01/2015	06/30/2012	A	240,828
870,000	Jefferson County, AL Limited Obligation School Warrant	5.250	02/01/2013	08/01/2012	A	873,202
720,000	Jefferson County, AL Limited Obligation School Warrant	5.250	01/01/2018	01/01/2014	A	722,146
375,000	Jefferson County, AL Limited Obligation School Warrant	5.250	01/01/2019	01/01/2014	A	375,896
490,000	Jefferson County, AL Limited Obligation School Warrant	5.500	02/15/2016	08/15/2012	A	489,971
145,000	Jefferson County, AL Limited Obligation School Warrant	5.500	01/01/2021	01/01/2014	A	145,254
220,000	Jefferson County, AL Limited Obligation School Warrant	5.500	01/01/2022	01/01/2014	A	220,328
55,000	Jefferson County, AL School Warrants	5.500	02/15/2020	02/15/2020		54,947
1,040,000	Jefferson County, AL Sewer	5.250	02/01/2014	08/01/2012	A	1,044,867
340,000	Jefferson County, AL Sewer	5.250	02/01/2015	08/01/2012	A	341,251
340,000	Jefferson County, AL Sewer	5.250	02/01/2016	08/01/2012	A	341,591

						4,855,302
Arizona—0.3%
100,000	AZ COP	4.900	11/01/2016	06/30/2012	A	100,367
80,000	Mohave County, AZ IDA (Mohave Prison)	7.500	05/01/2019	11/27/2017	B	93,195
200,000	Yavapai County, AZ Unified School District No. 51 (Chino Valley Elementary)	4.875	07/01/2013	06/30/2012	A	200,712

						394,274
California—16.1%
50,000	Alameda, CA Corridor Transportation Authority	4.750	10/01/2019	06/30/2012	A	50,116
25,000	Antioch, CA Devel. Agency	4.700	09/01/2012	06/30/2012	A	25,085
35,000	Apple Valley, CA Improvement Bond Act 1915	6.900	09/02/2015	09/02/2012	A	36,360
25,000	Benicia, CA GO	4.600	08/01/2013	06/14/2012	A	25,040
150,000	CA Dept. of Transportation COP	5.250	03/01/2016	06/30/2012	A	150,603
1,000,000	CA Economic Recovery	4.000	07/01/2016	07/01/2012	A	1,002,960
10,000	CA GO	4.500	04/01/2013	06/30/2012	A	10,035
15,000	CA GO	4.500	02/01/2014	06/30/2012	A	15,050
5,000	CA GO	4.625	04/01/2014	06/30/2012	A	5,017
5,000	CA GO	4.750	02/01/2018	06/30/2012	A	5,016
45,000	CA GO	5.000	06/01/2012	06/01/2012		45,000
10,000	CA GO	5.250	06/01/2015	12/01/2012	A	10,202
25,000	CA GO	5.250	10/01/2016	10/01/2012	A	25,337
50,000	CA GO	5.500	03/01/2013	06/30/2012	A	50,218
19  |  OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Continued

				Effective
Principal				Maturity
Amount		Coupon	Maturity	(Unaudited)*		Value

California Continued
$5,000	CA GO	5.500%	04/01/2013	06/30/2012	A	$5,022
35,000	CA GO	5.500	03/01/2014	06/30/2012	A	35,149
25,000	CA GO	5.500	06/01/2015	06/30/2012	A	25,105
15,000	CA GO	5.750	11/01/2017	11/01/2012	A	15,314
10,000	CA GO	6.000	08/01/2013	08/01/2012	A	10,095
150,000	CA HFA (Home Mtg.)	4.200	08/01/2016	08/01/2016		155,636
200,000	CA Industry Public Facilities Authority	4.000	05/01/2016	06/30/2012	A	201,176
15,000	CA M-S-R Public Power Agency (San Juan)	6.125	07/01/2013	01/05/2013	B	15,325
25,000	CA Public Works	4.600	10/01/2013	06/30/2012	A	25,084
50,000	CA Public Works	4.750	10/01/2014	06/30/2012	A	50,157
40,000	CA Public Works (California Community Colleges)	4.600	12/01/2012	06/30/2012	A	40,141
25,000	CA Public Works (California Community Colleges)	4.625	12/01/2013	06/30/2012	A	25,084
25,000	CA Public Works (California Community Colleges)	4.750	10/01/2014	06/30/2012	A	25,079
15,000	CA Public Works (California Community Colleges)	4.750	12/01/2015	06/30/2012	A	15,043
25,000	CA Public Works (California Community Colleges)	4.750	12/01/2015	06/30/2012	A	25,071
75,000	CA Public Works (California Community Colleges)	5.250	12/01/2016	06/30/2012	A	75,226
100,000	CA Public Works (California Community Colleges)	5.250	09/01/2019	06/30/2012	A	100,264
250,000	CA Public Works (California State University)	5.000	09/01/2015	06/30/2012	A	250,770
150,000	CA Public Works (California State University)	5.250	10/01/2015	06/30/2012	A	150,492
50,000	CA Public Works (California State University)	5.500	09/01/2015	06/30/2012	A	50,204
25,000	CA Public Works (Dept. of Corrections)	5.500	06/01/2015	06/01/2015		26,202
25,000	CA Public Works (Dept. of Corrections)	5.500	10/01/2019	06/30/2012	A	25,071
5,000	CA Public Works (Dept. of Food & Agriculture)	5.400	06/01/2013	06/16/2012	A	5,020
50,000	CA Public Works (Dept. of General Services)	4.600	03/01/2017	06/30/2012	A	50,113
100,000	CA Public Works (Dept. of Health Services)	5.200	11/01/2012	06/30/2012	A	100,405
25,000	CA Public Works (Dept. of Justice Building)	4.600	05/01/2013	06/30/2012	A	25,086
15,000	CA Public Works (Dept. of Veterans Affairs)	5.250	11/01/2013	06/30/2012	A	15,058
100,000	CA Public Works (Dept. of Youth Authority)	5.500	10/01/2017	06/30/2012	A	100,285
100,000	CA Public Works (Mission Valley)	4.400	03/01/2015	06/30/2012	A	100,267
75,000	CA Public Works (State Universities)	5.500	12/01/2018	06/30/2012	A	75,214
40,000	CA Public Works (Various Community Colleges)	5.625	03/01/2016	06/30/2012	A	40,136
550,000	CA Public Works (Various Community Colleges)	5.625	03/01/2019	06/30/2012	A	551,623
50,000	CA Public Works (Various State Universities)	5.250	12/01/2013	06/30/2012	A	50,184
30,000	CA Public Works (Various State Universities)	5.375	12/01/2019	06/30/2012	A	30,082
200,000	CA Statewide CDA	5.000	06/15/2013	06/15/2013		209,710
20  |  OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

					Effective
Principal					Maturity
Amount		Coupon		Maturity	(Unaudited)*		Value

California Continued
$25,000	CA Water Resource Devel. GO, Series J	4.100%		08/01/2014	06/30/2012	A	$25,073
35,000	CA Water Resource Devel. GO, Series K	4.750		11/01/2012	06/30/2012	A	35,133
25,000	CA Water Resource Devel. GO, Series K	4.750		11/01/2013	06/30/2012	A	25,091
20,000	CA Water Resource Devel. GO, Series L	4.500		08/01/2016	06/30/2012	A	20,054
5,000	CA Water Resource Devel. GO, Series L	4.500		08/01/2018	06/30/2012	A	5,012
50,000	CA Water Resource Devel. GO, Series L	4.800		08/01/2012	06/30/2012	A	50,193
50,000	CA Water Resource Devel. GO, Series L	4.800		08/01/2013	06/30/2012	A	50,188
10,000	CA Water Resource Devel. GO, Series L	4.800		08/01/2015	06/30/2012	A	10,031
25,000	CA Water Resource Devel. GO, Series M	4.900		10/01/2013	06/30/2012	A	25,505
30,000	CA Water Resource Devel. GO, Series N	5.500		06/01/2016	06/30/2012	A	30,123
35,000	CA Water Resource Devel. GO, Series P	5.800		06/01/2015	06/30/2012	A	35,155
40,000	CA Water Resource Devel. GO, Series Q	4.750		03/01/2018	06/30/2012	A	40,131
50,000	Chico, CA Public Financing Authority	4.700		04/01/2015	06/30/2012	A	50,078
100,000	Colton, CA Public Financing Authority (Electric Generation Facility)	4.500		04/01/2018	06/30/2012	A	100,134
25,000	Concord, CA Joint Powers Financing Authority (Concord Avenue Parking Structure)	4.750		03/01/2014	09/01/2012	A	25,265
15,000	Concord, CA Joint Powers Financing Authority (Concord Police Facilities)	5.250		08/01/2013	08/01/2013		15,359
130,000	Dry Creek, CA Joint School District Community Facilities District No. 1	5.200		09/01/2014	09/01/2012	A	131,418
25,000	Duarte, CA COP (Hope National Medical Center)	5.000		04/01/2013	06/30/2012	A	25,076
125,000	Fontana, CA Redevel. Agency (Jurupa Hills)	5.500		10/01/2017	10/01/2012	A	125,960
30,000	Fresno, CA Joint Powers Financing Authority	4.300		08/01/2013	08/01/2012	A	30,074
20,000	Fresno, CA Joint Powers Financing Authority (Exhibit Hall Expansion)	5.000		09/01/2013	06/30/2012	A	20,075
750,000	Hesperia, CA Unified School District COP (Interim School Facility Funding)	2.100	[1]	02/01/2028	06/07/2012	A	750,000
580,000	Imperial, CA PFA (Wastewater Facility)	5.000		10/15/2019	10/15/2019		665,109
610,000	Imperial, CA PFA (Wastewater Facility)	5.000		10/15/2020	10/15/2020		698,596
845,000	Imperial, CA PFA (Water Facility)	5.000		10/15/2019	10/15/2019		968,995
885,000	Imperial, CA PFA (Water Facility)	5.000		10/15/2020	10/15/2020		1,013,537
125,000	Inland Valley, CA Devel. Agency Tax Allocation	5.500		04/01/2014	04/01/2014		136,669
90,000	Lancaster, CA Hsg. Authority (Brierwood Mobilehome Park)	4.800		04/01/2014	10/01/2012	A	90,632
1,000,000	Lee Lake, CA Water District Community Facilities District No. 3 Special Tax	5.750		09/01/2023	09/01/2013	A	1,043,860
105,000	Lincoln, CA Public Financing Authority	4.250		08/01/2017	06/30/2012	A	105,153
1,500,000	Long Beach, CA Bond Finance Authority Natural Gas	5.000		11/15/2015	11/15/2015		1,613,223
100,000	Los Angeles, CA Building Authority	5.200		10/01/2012	06/30/2012	A	100,406
21  |  OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Continued

				Effective
Principal				Maturity
Amount		Coupon	Maturity	(Unaudited)*		Value

California Continued
$10,000	Los Angeles, CA Community Redevel. Agency (Police Emergency Command Control Communication System)	4.900%	09/01/2013	06/30/2012	A	$10,027
25,000	Los Angeles, CA Municipal Improvement Corp.	4.500	09/01/2012	06/30/2012	A	25,088
50,000	Los Angeles, CA Parking System	5.125	05/01/2016	11/01/2012	A	50,764
25,000	Los Angeles, CA State Building Authority	5.500	10/01/2016	06/30/2012	A	25,071
100,000	Mojave, CA Unified School District School Facilities Improvement District No. 1	5.250	08/01/2016	08/01/2012	A	100,848
70,000	Montebello, CA COP	5.300	11/01/2018	06/30/2012	A	70,901
200,000	Montebello, CA GO	4.850	06/21/2012	06/21/2012		200,134
380,000	Moorpark, CA Redevel. Agency Tax Allocation	4.875	10/01/2018	06/30/2012	A	380,467
300,000	Ontario, CA Improvement Bond Act 1915 Assessment District No. 108	7.500	09/02/2020	09/02/2012	A	305,013
100,000	Pittsburgh, CA Unified School District COP	4.200	09/01/2012	06/30/2012	A	100,224
40,000	Rancho Cucamonga, CA Redevel. Agency (Rancho Redevel.)	5.000	09/01/2013	09/01/2013		41,464
425,000	Richmond, CA Joint Powers Financing Authority Tax Allocations	4.700	09/01/2012	06/30/2012	A	425,867
25,000	Richmond, CA Joint Powers Financing Authority Tax Allocations	4.800	09/01/2013	06/30/2012	A	25,045
50,000	Richmond, CA Joint Powers Financing Authority Tax Allocations	5.500	09/01/2016	06/30/2012	A	50,105
300,000	Riverside County, CA Asset Leasing Corp. (Riverside County Hospital)	5.700	06/01/2016	06/30/2012	A	304,044
500,000	Riverside County, CA Redevel. Agency (215 Corridor Redevel.)	6.500	12/01/2021	12/01/2021		553,380
100,000	Riverside County, CA Redevel. Agency (Casa Blanca Redevel.)	4.600	08/01/2013	06/30/2012	A	100,147
75,000	Riverside County, CA Redevel. Agency (Casa Blanca Redevel.)	4.700	08/01/2014	06/30/2012	A	75,098
265,000	Roseville, CA Natural Gas Finance Authority	5.000	02/15/2016	02/15/2016		283,736
80,000	Sacramento, CA City Financing Authority (California EPA Building)	5.000	05/01/2013	06/30/2012	A	80,079
85,000	Sacramento, CA City Financing Authority (California EPA Building)	5.000	05/01/2014	06/30/2012	A	85,084
50,000	Sacramento, CA Redevel. Agency (Merged Downtown Redevel.)	4.950	11/01/2012	06/30/2012	A	50,151
250,000	Saddleback Valley, CA Unified School District	5.650	09/01/2017	06/30/2012	A	250,985
20,000	San Diego, CA Convention Center	5.250	04/01/2015	06/30/2012	A	20,056
50,000	San Diego, CA Convention Center Expansion Financing Authority	5.250	04/01/2013	06/30/2012	A	50,152
305,000	San Francisco, CA City & County Redevel. Financing Authority (Mission Bay North Redevel.)	4.500	08/01/2015	08/01/2015		319,256
22  |  OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

				Effective
Principal				Maturity
Amount		Coupon	Maturity	(Unaudited)*		Value

California Continued
$25,000	San Francisco, CA Ellis-O’Farrell Parking Corp.	4.700%	04/01/2017	06/30/2012	A	$25,057
50,000	Santa Ana, CA Community Redevel. Agency (South Main Street)	5.000	09/01/2015	09/01/2013	A	51,326
50,000	Santa Barbara, CA Redevel. Agency (Central City)	4.600	03/01/2014	06/30/2012	A	50,116
325,000	Santa Clara, CA Redevel. Agency Tax Allocation (Bayshore North)	5.250	06/01/2019	12/01/2012	A	331,578
100,000	Sante Fe Springs, CA Community Devel. Commission	4.600	09/01/2018	09/01/2012	A	100,279
50,000	Sante Fe Springs, CA Community Devel. Commission	4.600	09/01/2019	09/01/2012	A	50,123
105,000	Saugus, CA Union School District	4.000	09/01/2016	09/01/2012	A	108,420
15,000	Selma, CA Unified School District	4.700	06/01/2015	06/30/2012	A	15,044
530,000	Stockton, CA COP (Wastewater System)	5.125	09/01/2016	06/30/2012	A	530,753
25,000	Stockton, CA Public Financing Authority (Parking)	4.500	09/01/2016	09/01/2016		24,561
75,000	Stockton, CA Unified School District	3.500	01/01/2014	01/01/2013	A	75,650
65,000	Temecula, CA Redevel. Agency	4.900	08/01/2016	06/30/2012	A	65,127
750,000	Vernon, CA Electric System	5.125	08/01/2021	08/01/2019	A	843,308
75,000	Walnut Creek, CA Public Facilities Financing Authority (Boundary Oak Municipal Golf Course)	5.200	08/15/2013	06/30/2012	A	75,254
25,000	Walnut, CA Public Financing Authority	5.375	09/01/2013	09/01/2012	A	25,303
450,000	West Contra Costa, CA Unified School District	5.000	02/01/2013	02/01/2013		460,197

						19,032,522
Colorado—0.4%
30,000	Aurora, CO COP	4.375	04/01/2013	06/30/2012	A	30,102
100,000	Cordillera, CO Eagle County Metropolitan District	5.000	12/01/2019	12/01/2012	A	101,211
105,000	Larimer County, CO School District No. R-001 Poudre	7.000	12/15/2016	04/07/2015	A	128,642
235,000	Montrose County, CO Memorial Hospital	5.250	12/01/2017	06/30/2012	A	235,562

						495,517
Connecticut—0.1%
25,000	CT HFA	4.600	11/15/2017	06/21/2012	A	25,061
40,000	West Haven, CT GO	4.750	01/15/2019	06/30/2012	A	40,064
25,000	Winchester, CT GO	4.500	06/01/2019	06/30/2012	A	25,312

						90,437
23  |  OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Continued

					Effective
Principal					Maturity
Amount		Coupon		Maturity	(Unaudited)*		Value

District of Columbia—0.6%
$545,000	District of Columbia Tobacco Settlement Financing Corp.	6.250%		05/15/2024	06/30/2012	A	$555,900
120,000	Metropolitan Washington D.C. Airport Authority (Dulles Toll Road)	2.600	[2]	10/01/2015	10/01/2015		111,486

							667,386
Florida—7.6%
50,000	Boca Raton, FL Community Redevel. Agency (Mizner Park)	4.600		03/01/2013	06/30/2012	A	50,162
100,000	Brevard County, FL Industrial Devel. Revenue (Tuff Florida Tech)	6.000		11/01/2019	11/01/2019		109,102
250,000	Brevard County, FL Local Optional Fuel Tax	5.000		08/01/2017	08/01/2015	A	267,675
35,000	Broward County, FL Airport System (Passenger Facility)	5.125		10/01/2017	06/30/2012	A	35,104
65,000	Broward County, FL Airport System (Passenger Facility)	5.125		10/01/2018	06/30/2012	A	65,211
100,000	Dade County, FL GO (Seaport)	5.750		10/01/2015	06/30/2012	A	100,437
50,000	Englewood, FL Water District	4.750		10/01/2013	06/30/2012	A	50,172
100,000	Escambia County, FL Utilities Authority	6.250		01/01/2015	08/27/2014	B	106,804
300,000	FL Higher Educational Facilities Financial Authority (University of Tampa)	4.000		04/01/2014	04/01/2014		313,674
65,000	FL Municipal Loan Council	5.250		11/01/2013	06/30/2012	A	65,867
35,000	FL Municipal Loan Council	5.250		11/01/2014	06/30/2012	A	35,456
150,000	FL Municipal Loan Council	5.250		12/01/2015	12/01/2013	A	159,044
225,000	FL Municipal Power Agency	3.501	[1]	10/01/2013	10/01/2013		227,882
50,000	FL Water Pollution Control	5.500		01/15/2015	06/30/2012	A	50,211
150,000	Fort Myers, FL Utility System	4.100		10/01/2017	10/01/2012	A	151,236
5,000	Fort Pierce, FL Utilities Authority	5.375		10/01/2015	06/30/2012	A	5,018
150,000	Indian River County, FL (Spring Training Facility)	5.250		04/01/2015	06/30/2012	A	150,581
200,000	Indian River County, FL Revenue (Spring Training Facility)	5.250		04/01/2017	06/30/2012	A	200,774
75,000	Jacksonville, FL Capital Improvement (Gator Bowl)	5.250		10/01/2017	06/30/2012	A	75,266
100,000	Jea, FL Revenue	3.750		10/01/2013	06/30/2012	A	100,286
25,000	Jea, FL Revenue	4.000		10/01/2014	06/30/2012	A	25,074
250,000	Miami, FL (Homeland Defense/Neighborhood)	4.800		01/01/2020	06/30/2012	A	250,210
200,000	Miami-Dade County, FL Aviation (Miami International Airport)	5.500		10/01/2016	06/30/2012	A	201,734
105,000	Miami-Dade County, FL School Board	4.500	[1]	04/01/2020	06/30/2012	A	111,060
95,000	Miami-Dade County, FL Solid Waste	4.750		10/01/2018	06/30/2012	A	95,222
50,000	Miami-Dade County, FL Solid Waste	5.000		10/01/2018	06/30/2012	A	50,178
2,350,000	Miami-Dade County, FL Special Obligation, Series A	1.358	[1]	04/01/2014	07/01/2012	A	2,351,316
24  |  OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

					Effective
Principal					Maturity
Amount		Coupon		Maturity	(Unaudited)*		Value

Florida Continued
$1,520,000	Orlando, FL Community Redevel. Agency (Conroy Road District)	5.000%		04/01/2022	04/01/2022		$1,713,633
25,000	Osceola County, FL Gas Tax	4.800		04/01/2013	06/30/2012	A	25,080
200,000	Osceola County, FL Infrastructure Sales Surtax	5.375		10/01/2017	10/01/2012	A	203,444
5,000	Palm Beach County, FL Health Facilities Authority (Jupiter Medical Center)	5.250		08/01/2013	06/30/2012	A	5,016
80,000	Punta Gorda, FL Utilities	5.250		01/01/2013	06/30/2012	A	80,319
50,000	Sebring, FL Water & Wastewater	5.250		01/01/2019	01/01/2013	A	51,434
360,000	South-Dade, FL Venture Community Devel. District	4.250		05/01/2020	05/01/2020		363,607
75,000	Tallahassee, FL Health Facilities (Tallahassee Memorial Medical Center)	6.000		12/01/2015	06/30/2012	A	75,344
1,000,000	Village Center, FL Community Devel. District	5.250		10/01/2023	10/01/2013	A	1,032,630

							8,955,263
Georgia—2.2%
35,000	Colquitt County, GA Hospital Authority Anticipation Certificates	5.500		03/01/2016	09/01/2012	A	35,422
1,775,000	GA Main Street Natural Gas	5.000		03/15/2016	03/15/2016		1,903,120
50,000	GA Main Street Natural Gas	5.125		09/15/2015	09/15/2015		53,803
575,000	GA Private Colleges & University Authority (Mercer University)	5.000		10/01/2020	10/01/2020		645,685

							2,638,030
Hawaii—0.0%
15,000	HI Dept. of Budget & Finance Special Purpose (Wilcox Memorial Hospital)	5.350		07/01/2018	06/30/2012	A	15,032
Idaho—0.0%
25,000	Mountain Home, ID Golf Course	5.000		01/01/2015	06/30/2012	A	25,072
Illinois—6.5%
500,000	Chicago, IL Board of Education	5.000		12/01/2015	12/01/2012	A	511,015
2,000,000	Chicago, IL Board of Education (School Reform)	3.720	[2]	12/01/2021	12/01/2021		1,465,920
50,000	Chicago, IL Building Acquisition COP	5.400		01/01/2019	06/30/2012	A	50,202
400,000	Chicago, IL GO	5.125		01/01/2015	07/08/2014	B	429,408
350,000	Chicago, IL Midway Airport, Series B	5.000		01/01/2022	06/30/2012	A	351,159
75,000	Chicago, IL Midway Airport, Series B	5.375		01/01/2014	06/30/2012	A	75,274
140,000	Chicago, IL Midway Airport, Series B	5.375		01/01/2016	06/30/2012	A	140,511
25,000	Chicago, IL O’Hare International Airport	5.500		01/01/2019	06/30/2012	A	25,088
115,000	Cook County, IL Forest Preservation District	5.375		12/15/2015	06/30/2012	A	115,467
275,000	Cook County, IL GO	5.250		11/15/2015	11/15/2012	A	280,998
100,000	Elmwood Park, IL GO	4.700		12/01/2018	06/30/2012	A	100,204
315,000	IL Civic Center	5.000		12/15/2015	06/30/2012	A	316,172
50,000	IL Devel. Finance Authority Pollution Control (Amerencips)	5.500		03/01/2014	06/30/2012	A	50,048
25  |  OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Continued

				Effective
Principal				Maturity
Amount		Coupon	Maturity	(Unaudited)*		Value

Illinois Continued
$1,300,000	IL GO	2.000%[1]	10/01/2033	06/07/2012	A	$1,300,000
60,000	IL GO	5.250	10/01/2015	10/01/2013	A	63,323
250,000	IL GO	5.375	07/01/2017	07/01/2012	A	251,078
110,000	IL Health Facilities Authority (University of Chicago Medical System)	5.375	08/15/2012	06/30/2012	A	110,449
45,000	IL Hsg. Devel. Authority (Homeowner Mtg.)	3.625	08/01/2016	08/01/2016		46,949
50,000	IL Hsg. Devel. Authority (Homeowner Mtg.)	4.750	08/01/2017	08/01/2012	A	50,218
30,000	IL Metropolitan Pier & Exposition Authority (McCormick Place Exposition)	5.000	06/15/2021	06/30/2012	A	30,383
15,000	IL Sales Tax	5.375	06/15/2015	06/30/2012	A	15,056
75,000	IL Sales Tax	5.500	06/15/2014	06/30/2012	A	75,299
1,000,000	Lemont, IL GO	4.850	12/01/2016	06/30/2012	A	1,003,650
40,000	McHenry County, IL Conservation District	5.000	02/01/2014	06/30/2012	A	40,151
225,000	Riverdale, IL GO	4.500	01/01/2017	06/30/2012	A	225,464
605,000	Saint Clair County, IL School District No. 189 East Saint Louis	3.000	01/01/2016	01/01/2016		596,790

						7,720,276
Indiana—1.1%
200,000	Clarksville, IN Redevel. Authority	4.550	08/01/2013	06/30/2012	A	200,658
40,000	Delaware County, IN Redevel. District	6.875	02/01/2018	06/30/2012	A	40,099
30,000	Fishers, IN Sewage Works	5.000	01/01/2019	06/30/2012	A	30,110
250,000	Hammond, IN Multi-School Building Corp.	5.000	01/15/2021	07/15/2013	A	258,935
40,000	IN Bond Bank (Conservancy District)	5.125	10/01/2022	10/01/2012	A	40,594
500,000	IN Finance Authority (Butler University)	5.000	02/01/2022	02/01/2022		568,110
150,000	Manchester Township, IN High School Building	4.950	01/15/2015	06/30/2012	A	150,039
5,000	St. Joseph County, IN Hospital Authority (Memorial Health System)	4.900	08/15/2014	06/30/2012	A	5,017

						1,293,562
Iowa—0.3%
300,000	Des Moines, IA Public Parking System	6.000	06/01/2020	06/30/2012	A	301,152
Kentucky—0.0%
15,000	KY Area Devel. Districts (City of Ewing)	5.000	12/01/2014	06/30/2012	A	15,046
10,000	Owensboro, KY Water	4.600	09/15/2013	06/30/2012	A	10,033
20,000	Owensboro, KY Water	4.750	09/15/2015	06/30/2012	A	20,068

						45,147
Louisiana—0.6%
10,000	East Baton Rouge, LA Mtg. Finance Authority (Single Family Mtg.)	5.125	10/01/2018	06/30/2012	A	10,022
10,000	New Orleans, LA (Drain System)	5.000	12/01/2018	06/30/2012	A	10,021
25,000	New Orleans, LA Exhibit Hall Special Tax (Ernest N. Morial)	5.500	07/15/2018	06/30/2012	A	25,044
26  |  OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

					Effective
Principal					Maturity
Amount		Coupon		Maturity	(Unaudited)*		Value

Louisiana Continued
$200,000	New Orleans, LA Sewage Service	5.375%		06/01/2015	06/30/2012	A	$200,528
400,000	New Orleans, LA Sewage Service	5.500		06/01/2017	06/30/2012	A	401,120

							646,735
Maine—0.0%
5,000	ME H&HEFA (Bridgton Hospital/Franklin Memorial Hospital/GINNE Obligated Group)	4.800		07/01/2014	06/30/2012	A	5,016
15,000	ME H&HEFA (Mid Coast Hospital/Community Partners Obligated Group)	5.600		07/01/2014	06/30/2012	A	15,061

							20,077
Massachusetts—2.1%
75,000	Athol & Royalston, MA Regional School District	4.600		07/01/2014	06/27/2012	A	75,991
10,000	Clinton, MA GO	4.750		03/15/2016	06/30/2012	A	10,035
10,000	Clinton, MA GO	4.750		03/15/2017	06/30/2012	A	10,035
10,000	Fall River, MA (State Qualified)	5.000		06/01/2015	06/30/2012	A	10,092
100,000	MA H&EFA (Harvard Pilgrim Health Care/Pilgrim Health Care Obligated Group)	5.000		07/01/2014	06/30/2012	A	100,314
1,600,000	MA Special Obligation	2.140	[1]	01/01/2018	01/01/2018		1,624,160
100,000	MA Special Obligation (Consolidated Loan)	3.766	[1]	06/01/2017	06/01/2017		105,405
20,000	MA Water Pollution Abatement Trust	4.750		02/01/2019	06/30/2012	A	20,068
20,000	MA Water Pollution Abatement Trust	4.750		02/01/2021	06/30/2012	A	20,058
495,000	MA Water Pollution Abatement Trust	5.250		02/01/2016	06/30/2012	A	497,025
65,000	Worcester, MA GO	5.000		07/01/2012	07/01/2012		65,256

							2,538,439
Michigan—12.5%
2,000,000	Detroit, MI City School District	5.000		05/01/2021	05/01/2021		2,360,940
345,000	Detroit, MI Downtown Devel. Authority	4.828	[2]	07/01/2016	07/01/2016		289,289
635,000	Detroit, MI Downtown Devel. Authority	5.000		07/01/2018	07/01/2012	A	634,975
100,000	Detroit, MI GO	5.000		04/01/2017	06/30/2012	A	100,147
200,000	Detroit, MI GO	5.250		04/01/2013	06/30/2012	A	200,512
50,000	Detroit, MI GO	5.375		04/01/2014	06/30/2012	A	50,057
3,000,000	Detroit, MI Sewer Disposal System[3]	0.430	[1]	07/01/2029	07/01/2012	A	3,000,000
2,170,000	Detroit, MI Water Supply System	2.700	[1]	07/01/2014	07/01/2014		2,185,494
1,905,000	Detroit, MI Water Supply System	2.700	[1]	07/01/2014	07/01/2014		1,918,602
465,000	Fairview, MI Area Schools	4.375		05/01/2013	11/01/2012	A	471,189
100,000	Hopewell Township, MI Special Assessment	4.000		05/01/2013	06/30/2012	A	100,258
2,000,000	MI Hospital Finance Authority (McLaren Health Care Corp.)	5.000		08/01/2020	08/01/2015	A	2,183,940
100,000	MI Hospital Finance Authority (OH/OUH/OHP Obligated Group)	5.500		11/01/2018	11/01/2013	A	107,279
27  |  OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Continued

					Effective
Principal					Maturity
Amount		Coupon		Maturity	(Unaudited)*		Value

Michigan Continued
$100,000	MI Hospital Finance Authority (OUH/OHP/ OHS Obligated Group)	6.000%		04/01/2022	04/01/2013	A	$104,753
10,000	MI Hsg. Devel. Authority (BGC-II Nonprofit Hsg. Corp.)	5.500		01/15/2018	06/30/2012	A	10,025
50,000	MI Municipal Bond Authority	5.550		11/01/2012	06/30/2012	A	50,133
525,000	MI Strategic Fund Limited Obligation (NSF International)	5.125		08/01/2019	08/01/2013	A	537,007
70,000	Mount Clemens, MI Hsg. Corp. (FHA Section 8), Series A	6.600		06/01/2013	06/30/2012	A	70,328
105,000	Taylor, MI GO	5.000		09/01/2014	09/01/2014		112,194
165,000	Wayne County, MI Building Authority	5.250		06/01/2016	06/25/2012	A	165,660
50,000	Wayne County, MI Downriver Sewer Disposal	5.000		11/01/2012	11/01/2012		50,972
105,000	Wayne County, MI Downriver Sewer Disposal	5.125		11/01/2015	11/01/2012	A	107,050

							14,810,804
Minnesota—0.0%
20,000	Plymouth, MN Health Facilities (Health Span Health System/North Memorial Medical Center Obligated Group)	6.250		06/01/2016	07/16/2014	B	20,000
Mississippi—0.3%
285,000	MS Devel. Bank (Gulfport Water & Sewer System)	5.250		07/01/2019	07/01/2015	A	318,604
Missouri—0.7%
5,000	MO Environmental Improvement & Energy Resources Authority	5.400		07/01/2015	06/30/2012	A	5,020
150,000	MO Environmental Improvement & Energy Resources Authority	7.200		07/01/2016	06/30/2012	A	157,208
10,000	MO H&EFA (FHS/FNH Obligated Group)	5.375		02/15/2014	06/30/2012	A	10,035
40,000	MO Monarch-Chesterfield Levee District	5.450		03/01/2014	06/30/2012	A	40,149
580,000	MO Monarch-Chesterfield Levee District	5.750		03/01/2019	06/30/2012	A	582,111

							794,523
Nevada—0.7%
250,000	Clark County, NV School District	5.000		06/15/2016	12/15/2015	A	287,368
225,000	North Las Vegas, NV GO	4.400		05/01/2013	06/30/2012	A	225,727
200,000	Reno, NV Capital Improvement	5.500		06/01/2016	06/30/2012	A	200,598
100,000	University of Nevada (Community College System)	5.000		07/01/2016	06/30/2012	A	100,370

							814,063
New Jersey—9.6%
150,000	Lacey, NJ Municipal Utilities Authority	5.000		12/01/2015	12/01/2013	A	156,929
1,000,000	Newark, NJ GO	2.400		02/20/2013	02/20/2013		1,002,090
25,000	Newark, NJ GO	5.000		07/15/2018	07/15/2012	A	25,090
250,000	NJ EDA (School Facilities Construction)	2.067	[1]	02/01/2018	02/01/2018		258,085
28  |  OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

					Effective
Principal					Maturity
Amount		Coupon		Maturity	(Unaudited)*		Value

New Jersey Continued
$85,000	NJ Educational Facilities Authority (University of Medicine and Dentistry of New Jersey)	6.000%		12/01/2017	06/28/2017	B	$98,969
100,000	NJ Health Care Facilities Financing Authority (Jersey City Medical Center)	4.500		02/01/2015	06/30/2012	A	100,236
250,000	NJ Higher Education Student Assistance Authority (Student Loans)	5.000		06/01/2014	06/01/2014		268,605
310,000	NJ Hsg. & Mtg. Finance Agency, Series AA	5.250		04/01/2016	04/01/2016		337,237
4,000,000	NJ Turnpike Authority	0.560	[1]	01/01/2024	06/07/2012	A	4,000,000
5,000,000	NJ Turnpike Authority	0.930	[1]	01/01/2024	01/01/2024		5,011,650
75,000	Westfield, NJ GO	4.000		07/15/2014	07/15/2012	A	75,301

							11,334,192
New York—3.6%
300,000	Cambridge, NY Central School District	4.250		06/15/2017	06/15/2012	A	300,480
270,000	Chenango Forks, NY Central School District	5.000		06/15/2016	06/15/2012	A	270,510
115,000	Elizabethtown-Lewis, NY Central School District	3.375		06/15/2016	06/15/2012	A	115,145
50,000	Greenport, NY GO	4.800		09/15/2013	06/30/2012	A	50,175
2,000,000	L.I., NY Power Authority, Series I	0.380	[1]	12/01/2029	06/07/2012	A	2,000,000
180,000	NY MTA, Series A	5.500		11/15/2019	11/15/2012	A	183,938
5,000	NYC GO	1.034	[1]	08/01/2013	08/01/2013		5,019
70,000	NYC GO	1.834	[1]	08/01/2017	08/01/2017		71,894
15,000	NYC GO	5.000		08/01/2015	06/30/2012	A	15,057
25,000	NYC GO	5.400		04/01/2013	10/01/2012	A	25,450
200,000	NYC IDA (New York Institute of Technology)	5.250		03/01/2018	03/01/2013	A	203,816
50,000	NYS DA (Brookdale Hospital Medical Center)	5.200		02/15/2016	06/30/2012	A	50,191
10,000	NYS DA (Mental Health Services Facilities)	5.125		02/15/2013	06/30/2012	A	10,036
20,000	NYS DA (Special Act School Districts)	6.000		07/01/2019	06/30/2012	A	20,077
100,000	NYS DA (Wyckoff Heights Medical Center)	5.200		02/15/2014	06/30/2012	A	100,364
50,000	NYS ERDA (LILCO)	5.150		03/01/2016	06/30/2012	A	50,135
50,000	NYS ERDA (LILCO)	5.150		03/01/2016	06/30/2012	A	50,135
25,000	NYS GO	1.734	[1]	08/01/2015	08/01/2015		25,578
15,000	NYS HFA (Hospital & Nursing Home)	5.150		11/01/2016	06/30/2012	A	15,068
10,000	Oneida County, NY IDA (Presbyterian Home for Central, NY)	5.000		03/01/2014	09/01/2012	A	10,105
40,000	Port Authority NY/NJ, 116th Series	4.500		10/01/2018	06/30/2012	A	40,117
50,000	Port Authority NY/NJ, 116th Series	5.250		10/01/2014	06/30/2012	A	50,207
50,000	Suffolk County, NY GO	4.250		06/15/2013	06/30/2012	A	50,168
60,000	Utica, NY IDA (Munson-Williams-Proctor Arts Institute)	5.500		07/15/2016	06/30/2012	A	60,226
40,000	Waterford, NY GO	6.000		09/01/2012	06/30/2012	A	40,153
405,000	Westchester County, NY Tobacco Asset Securitization Corp.	4.500		06/01/2021	07/05/2012	B	403,813

							4,217,857
29  |  OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Continued

					Effective
Principal					Maturity
Amount		Coupon		Maturity	(Unaudited)*		Value

North Carolina—0.1%
$20,000	Iredell County, NC GO	4.750%		02/01/2014	06/30/2012	A	$20,274
40,000	Iredell County, NC GO	4.750		02/01/2017	06/30/2012	A	40,944

							61,218
Ohio—2.3%
750,000	Akron, OH Sewer System	5.000		12/01/2015	12/01/2015		811,470
150,000	Akron, OH Sewer System	5.000		12/01/2017	12/01/2017		165,354
915,000	Akron, OH Waterworks	5.250		12/01/2017	12/01/2012	A	937,756
255,000	OH State University	2.000	[1]	12/01/2026	06/07/2012	A	255,000
480,000	Solon, OH School District	5.500		12/01/2016	01/27/2015	B	506,914
40,000	Springfield, OH Various Purpose	4.800		12/01/2015	06/01/2012	A	40,000
25,000	Sylvania, OH City School District	5.250		12/01/2013	06/30/2012	A	25,104

							2,741,598
Oklahoma—0.1%
20,000	OK Agricultural & Mechanical Colleges (Oklahoma University Recreational Facilities)	4.800		07/01/2019	07/01/2012	A	20,061
100,000	OK State Capitol Improvement Authority	4.650		09/01/2022	09/01/2012	A	100,604

							120,665
Oregon—0.4%
250,000	OR Facilities Authority (Student Housing- Ashland)	2.000		07/01/2015	07/01/2015		250,855
95,000	OR Hsg. & Community Services Dept. (Single Family Mtg.), Series Q	4.800		07/01/2016	06/30/2012	A	95,238
30,000	Portland, OR Gas Tax	4.800		06/01/2014	06/30/2012	A	30,110
100,000	Portland, OR Water System	4.500		10/01/2015	06/30/2012	A	100,336

							476,539
Pennsylvania—3.0%
250,000	Allegheny County, PA HEBA (Carlow University)	4.500		11/01/2016	11/01/2016		254,298
200,000	Dauphin County, PA General Authority (PHH/PHS/PHMS Obligated Group)	5.250		06/01/2017	06/13/2016	B	224,940
75,000	Delaware River Port Authority PA/NJ	5.000		01/01/2013	06/30/2012	A	75,278
100,000	Delaware River Port Authority PA/NJ	5.000		01/01/2015	06/30/2012	A	100,275
100,000	PA EDFA (Waste Management/Waste Management of Pennsylvania Obligated Group)	2.750		09/01/2013	09/01/2013		102,294
1,435,000	PA HEFA (St. Josephs University)	5.375		12/15/2016	06/15/2013	A	1,501,541
500,000	PA IDA (Economic Devel.)	5.500		07/01/2016	07/01/2012	A	507,035
275,000	Philadelphia, PA Authority for Industrial Devel. (Discovery Charter School)	4.000		04/01/2017	04/01/2017		276,793
460,000	Philadelphia, PA School District	5.000		08/01/2018	08/01/2015	A	501,198

							3,543,652
30  |  OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

				Effective
Principal				Maturity
Amount		Coupon	Maturity	(Unaudited)*		Value

Rhode Island—1.3%
$675,000	Cranston, RI GO	5.125%	07/01/2013	07/01/2012	A	$677,626
100,000	Providence, RI Public Building Authority, Series A	5.000	12/15/2017	12/15/2012	A	101,046
100,000	Providence, RI Public Building Authority, Series A	5.125	12/15/2014	06/30/2012	A	100,217
165,000	Providence, RI Public Building Authority, Series B	5.375	12/15/2016	06/30/2012	A	165,358
10,000	Providence, RI Public Building Authority, Series B	5.500	12/15/2015	06/30/2012	A	10,024
150,000	RI Health & Educational Building Corp. (RIH/TMH Obligated Group)	5.500	05/15/2016	06/30/2012	A	150,452
350,000	West Warwick, RI GO	4.750	03/01/2014	06/30/2012	A	351,208

						1,555,931
South Carolina—2.1%
285,000	Greenwood, SC Metropolitan District	5.000	04/01/2013	06/30/2012	A	286,083
305,000	Greenwood, SC Metropolitan District	5.000	04/01/2014	06/30/2012	A	306,153
320,000	Greenwood, SC Metropolitan District	5.000	04/01/2015	06/30/2012	A	321,210
340,000	Greenwood, SC Metropolitan District	5.000	04/01/2016	06/30/2012	A	341,285
360,000	Greenwood, SC Metropolitan District	5.000	04/01/2017	06/30/2012	A	361,008
380,000	Greenwood, SC Metropolitan District	5.000	04/01/2018	06/30/2012	A	381,273
400,000	Greenwood, SC Metropolitan District	5.000	04/01/2019	06/30/2012	A	401,272
60,000	Richland-Lexington, SC Airport	4.900	01/01/2018	06/30/2012	A	60,210

						2,458,494
Tennessee—2.8%
125,000	Clarksville, TN Natural Gas Acquisition Corp.	5.000	12/15/2016	12/15/2016		134,888
675,000	Clarksville, TN Natural Gas Acquisition Corp.	5.000	12/15/2017	12/15/2017		728,224
200,000	Lafollette, TN Electric System	4.900	03/01/2019	06/30/2012	A	200,492
10,000	Lenoir City, TN Electric System	5.000	06/01/2021	06/30/2012	A	10,038
60,000	TN Energy Acquisition Gas Corp.	5.000	09/01/2015	09/01/2015		65,113
150,000	TN Energy Acquisition Gas Corp.	5.000	02/01/2017	02/01/2017		162,588
1,330,000	TN Energy Acquisition Gas Corp.	5.250	09/01/2017	09/01/2017		1,483,216
200,000	TN Energy Acquisition Gas Corp.	5.250	09/01/2018	09/01/2018		224,944
200,000	TN Energy Acquisition Gas Corp.	5.250	09/01/2019	09/01/2019		223,866
95,000	TN School Bond Authority (Higher Education Facilities)	4.000	05/01/2013	06/30/2012	A	96,257

						3,329,626
Texas—3.6%
215,000	Clifton, TX Higher Education Finance Corp. (Tejano Center Community Concerns)	7.750	02/15/2018	04/14/2016	B	236,898
200,000	College Station, TX Utility System	4.125	02/01/2013	06/15/2012	A	200,308
31  |  OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Continued

					Effective
Principal					Maturity
Amount		Coupon		Maturity	(Unaudited)*		Value

Texas Continued
$50,000	Corpus Christi, TX Business & Job Devel. Corp. (Seawall)	5.375%		03/01/2014	06/30/2012	A	$50,167
100,000	Edinburg, TX Consolidated Independent School District	5.000		02/15/2013	08/15/2012	A	100,995
10,000	Elgin, TX GO COP	4.500		07/15/2016	06/05/2012	A	10,005
45,000	Elgin, TX GO COP	4.500		07/15/2016	06/30/2012	A	45,070
20,000	Elgin, TX GO COP	4.500		07/15/2018	06/05/2012	A	20,010
95,000	Elgin, TX GO COP	4.500		07/15/2018	06/30/2012	A	95,124
15,000	Houston, TX Higher Education Finance Corp. (St. John’s School)	4.875		08/15/2015	06/30/2012	A	15,052
215,000	Newark, TX Cultural Education Facilities Finance Corp.	7.250		08/15/2021	03/24/2016	A	228,805
465,000	Northwest Harris County, TX Municipal Utility District No. 22	5.700		04/01/2017	06/30/2012	A	466,990
335,000	Silsbee, TX GO COP	4.500		05/01/2015	06/30/2012	A	336,042
105,000	South Shore Harbor, TX Municipal Utility District No. 3	5.250		09/01/2015	06/30/2012	A	105,441
40,000	TX GO	5.250		08/01/2012	06/30/2012	A	40,167
5,000	TX Lower Colorado River Authority	5.500		05/15/2019	06/30/2012	A	5,019
20,000	TX Lower Colorado River Authority	6.000		05/15/2013	06/30/2012	A	20,091
2,000,000	TX Municipal Gas Acquisition & Supply Corp.	5.625		12/15/2017	10/01/2015	B	2,214,960
100,000	TX Public Finance Authority (Southern University)	5.500		11/01/2017	06/30/2012	A	100,133
5,000	Weatherford, TX GO	4.500		03/01/2018	06/30/2012	A	5,015

							4,296,292
U.S. Possessions—5.5%
60,000	Guam Power Authority, Series A	5.250		10/01/2015	06/30/2012	A	60,032
200,000	Puerto Rico Commonwealth GO	4.750		12/01/2015	12/01/2012	A	204,914
500,000	Puerto Rico Commonwealth GO	5.250		07/01/2015	07/01/2015		556,380
190,000	Puerto Rico Commonwealth GO	5.500		07/01/2016	07/01/2016		213,722
220,000	Puerto Rico Commonwealth GO	5.500		07/01/2018	07/01/2018		249,649
1,085,000	Puerto Rico Commonwealth GO	5.650		07/01/2015	07/01/2015		1,161,568
205,000	Puerto Rico Commonwealth GO	6.500		07/01/2013	07/01/2013		216,773
20,000	Puerto Rico Electric Power Authority, Series LL	5.500		07/01/2016	07/01/2016		22,761
240,000	Puerto Rico Electric Power Authority, Series LL	5.500		07/01/2017	07/01/2017		276,454
390,000	Puerto Rico Electric Power Authority, Series UU	0.953	[1]	07/01/2017	07/01/2017		328,957
155,000	Puerto Rico Government Devel. Bank	5.000		12/01/2013	12/01/2013		163,720
310,000	Puerto Rico HFC	3.384	[2]	01/01/2014	01/01/2014		300,195
50,000	Puerto Rico Highway & Transportation Authority	5.500		07/01/2014	07/01/2014		54,007
50,000	Puerto Rico Highway & Transportation Authority	5.750		07/01/2019	07/01/2013	A	52,488
32  |  OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

					Effective
Principal					Maturity
Amount		Coupon		Maturity	(Unaudited)*		Value

U.S. Possessions Continued
$10,000	Puerto Rico Highway & Transportation Authority, Series G	5.250%		07/01/2019	07/01/2013	A	$10,541
5,000	Puerto Rico Highway & Transportation Authority, Series G	5.250		07/01/2019	07/01/2013	A	5,152
160,000	Puerto Rico Industrial Devel. Company, Series B	5.375		07/01/2016	06/30/2012	A	160,363
50,000	Puerto Rico ITEMECF (InterAmerican University)	5.500		10/01/2014	10/01/2012	A	50,767
100,000	Puerto Rico Municipal Finance Agency, Series A	5.250		08/01/2018	08/01/2012	A	100,468
60,000	Puerto Rico Public Buildings Authority	5.000		07/01/2013	07/01/2013		62,189
250,000	Puerto Rico Public Buildings Authority	5.750		07/01/2022	07/01/2016	A	273,563
2,000,000	Puerto Rico Sales Tax Financing Corp.	0.250	[1]	08/01/2057	06/07/2012	A	2,000,000
25,000	V.I. Public Finance Authority, Series A	6.375		10/01/2019	06/30/2012	A	25,084

							6,549,747
Utah—0.0%
35,000	UT Water Finance Agency	5.375		10/01/2012	06/30/2012	A	35,131
Vermont—1.4%
50,000	Burlington, VT COP (Parking Facility)	4.625		12/01/2014	06/30/2012	A	50,166
50,000	Burlington, VT Electric	5.375		07/01/2013	07/01/2012	A	50,167
1,500,000	Burlington, VT GO	5.000		06/30/2012	06/30/2012		1,500,510

							1,600,843
Virginia—0.2%
25,000	Fairfax County, VA Park Authority	4.400		07/15/2015	06/30/2012	A	25,070
160,000	Norfolk, VA Redevel. & Hsg. Authority (Merrimack Landing)	5.500		12/01/2013	06/30/2012	A	160,538
85,000	Pittsylvania County, VA GO	3.500		07/15/2013	06/30/2012	A	85,240
15,000	VA Northern Transportation District (Virginia Railway Express)	5.375		07/01/2014	06/30/2012	A	15,060

							285,908
Washington—4.5%
380,000	Edmonds, WA GO	4.800		12/01/2018	06/30/2012	A	381,053
2,000,000	Energy Northwest WA Electric	6.000		07/01/2016	07/01/2012	A	2,009,440
300,000	Grays Harbor County, WA Fire Protection District No. 2	4.800		12/01/2017	12/01/2012	A	306,327
25,000	Seattle, WA Drain & Wastewater	5.125		11/01/2021	06/30/2012	A	25,094
15,000	Seattle, WA Water System	5.000		11/01/2019	06/29/2012	A	15,057
150,000	Tacoma, WA Sewer	5.500		12/01/2015	06/01/2012	A	150,000
305,000	WA Health Care Facilities Authority (Group Health Cooperative of Puget Sound)	5.375		12/01/2013	06/30/2012	A	308,651
2,035,000	WA Tobacco Settlement Authority (TASC)	6.500		06/01/2026	06/01/2013	A	2,123,177

							5,318,799
33  |  OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Continued

				Effective
Principal				Maturity
Amount		Coupon	Maturity	(Unaudited)*		Value

Wisconsin—0.2%
$50,000	Beloit, WI Water System	4.375%	11/01/2018	11/01/2013	A	$51,918
100,000	Fond Du Lac, WI GO	4.125	03/01/2014	06/12/2012	A	100,121
60,000	Phillips, WI Water & Sewer	4.900	01/15/2013	06/30/2012	A	60,154

						212,193

Total Investments, at Value (Cost $113,385,131)—96.9%						114,630,902
Other Assets Net of Liabilities—3.1%						3,719,571

Net Assets—100.0%						$118,350,473

Footnotes to Statement of Investments

*	Call Date, Put Date or Average Life of Sinking Fund, if applicable, as detailed.

A.	Optional call date; corresponds to the most conservative yield calculation.

B.	Average life due to mandatory, or expected, sinking fund principal payments prior to maturity.

1.	Represents the current interest rate for a variable or increasing rate security.

2.	Zero coupon bond reflects effective yield on the date of purchase.

3.	Restricted security. The aggregate value of restricted securities as of May 31, 2012 was $3,000,000, which represents 2.53% of the Fund’s net assets. See Note 6 of the accompanying Notes. Information concerning restricted securities is as follows:

	Acquisition
Security	Date	Cost	Value

Detroit, MI Sewer Disposal System	4/20/12	$3,000,000	$3,000,000
To simplify the listings of securities, abbreviations are used per the table below:

CDA	Communities Devel. Authority
COP	Certificates of Participation
DA	Dormitory Authority
EDA	Economic Devel. Authority
EDFA	Economic Devel. Finance Authority
ERDA	Energy Research and Devel. Authority
FHA	Federal Housing Agency/Authority
FHS	Freeman Health System
FNH	Freeman Neosho Hospital
GINNE	Goodwill Industries of Northern New England
GO	General Obligation
H&EFA	Health and Educational Facilities Authority
H&HEFA	Hospitals and Higher Education Facilities Authority
HEBA	Higher Education Building Authority
HEFA	Higher Education Facilities Authority
HFA	Housing Finance Agency
HFC	Housing Finance Corp.
IDA	Industrial Devel. Agency
ITEMECF	Industrial, Tourist, Educational, Medical and Environmental Community Facilities
L.I.	Long Island
LILCO	Long Island Lighting Corp.
M-S-R	Modesto Irrigation District of the City of Santa Clara and the City of Redding
MTA	Metropolitan Transportation Authority
NY/NJ	New York/New Jersey
NYC	New York City
NYS	New York State
OH	Oakwood Healthcare
OHP	Oakwood Health Promotions
OHS	Oakwood Healthcare System
OUH	Oakwood United Hospitals
PA/NJ	Pennsylvania/New Jersey
PFA	Public Financing Authority
PHH	Pinnacle Health Hospitals
PHMS	Pinnacle Health Medical Services
PHS	Pinnacle Health System
RIH	Rhode Island Hospital
TASC	Tobacco Settlement Asset-Backed Bonds
TMH	The Miriam Hospital
V.I.	United States Virgin Islands
See accompanying Notes to Financial Statements.
34  |  OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

STATEMENT OF ASSETS AND LIABILITIES May 31, 2012

Assets
Investments, at value (cost $113,385,131)—see accompanying statement of investments	$114,630,902
Cash	2,134,158
Receivables and other assets:
Interest	1,437,269
Investments sold	1,022,375
Shares of beneficial interest sold	949,210
Other	11,895

Total assets	120,185,809

Liabilities
Payables and other liabilities:
Investments purchased	1,361,791
Shares of beneficial interest redeemed	368,998
Dividends	43,091
Distribution and service plan fees	20,051
Shareholder communications	5,747
Transfer and shareholder servicing agent fees	3,332
Trustees’ compensation	258
Interest expense on borrowings	104
Other	31,964

Total liabilities	1,835,336

Net Assets	$118,350,473

Composition of Net Assets
Par value of shares of beneficial interest	$31,696
Additional paid-in capital	116,983,169
Accumulated net investment income	81,427
Accumulated net realized gain on investments	8,410
Net unrealized appreciation on investments	1,245,771

Net Assets	$118,350,473

35  |  OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

STATEMENT OF ASSETS AND LIABILITIES Continued

Net Asset Value Per Share
Class A Shares:
Net asset value and redemption price per share (based on net assets of $83,843,015 and 22,453,665 shares of beneficial interest outstanding)	$3.73
Maximum offering price per share (net asset value plus sales charge of 2.25% of offering price)	$3.82

Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $13,654,322 and 3,657,593 shares of beneficial interest outstanding)	$3.73

Class Y Shares:
Net asset value, redemption price and offering price per share (based on net assets of $20,853,136 and 5,584,742 shares of beneficial interest outstanding)	$3.73
See accompanying Notes to Financial Statements.
36  |  OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

STATEMENT OF OPERATIONS For the Year Ended May 31, 2012

Investment Income
Interest	$1,855,031

Expenses
Management fees	303,691
Distribution and service plan fees:
Class A	86,766
Class C	71,196
Transfer and shareholder servicing agent fees:
Class A	12,742
Class C	5,091
Class Y	4,159
Shareholder communications:
Class A	16,751
Class C	9,202
Class Y	2,946
Legal, auditing and other professional fees	41,660
Borrowing fees	17,224
Administration service fees	1,500
Interest expense	823
Custodian fees and expenses	572
Trustees’ compensation	532
Other	9,874

Total expenses	584,729
Less waivers and reimbursements of expenses	(19,213)

Net expenses	565,516

Net Investment Income	1,289,515

Realized and Unrealized Gain
Net realized gain on investments	16,793
Net change in unrealized appreciation/depreciation on investments	1,058,428

Net Increase in Net Assets Resulting from Operations	$2,364,736

See accompanying Notes to Financial Statements.
37  |  OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

STATEMENT OF CHANGES IN NET ASSETS

	Year	Period
	Ended	Ended
	May 31, 2012	May 31, 2011[1]

Operations
Net investment income	$1,289,515	$192,289
Net realized gain (loss)	16,793	(4,015)
Net change in unrealized appreciation/depreciation	1,058,428	187,343

Net increase in net assets resulting from operations	2,364,736	375,617

Dividends and/or Distributions to Shareholders
Dividends from net investment income:
Class A	(986,785)	(110,333)
Class C	(102,748)	(5,692)
Class Y	(199,099)	(1,882)

	(1,288,632)	(117,907)

Beneficial Interest Transactions
Net increase in net assets resulting from beneficial interest transactions:
Class A	58,086,350	24,613,947
Class C	11,735,753	1,769,480
Class Y	19,558,458	1,150,671

	89,380,561	27,534,098

Net Assets
Total increase	90,456,665	27,791,808
Beginning of period	27,893,808	102,000 [2]

End of period (including accumulated net investment income of $81,427 and $80,544, respectively)	$118,350,473	$27,893,808

1.	For the period from December 6, 2010 (commencement of operations) to May 31, 2011.

2.	Reflects the value of the Manager’s initial seed money invested on November 17, 2010.
See accompanying Notes to Financial Statements.
38  |  OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

FINANCIAL HIGHLIGHTS

Class A Year Ended May 31,	2012	2011[1]

Per Share Operating Data
Net asset value, beginning of period	$3.67	$3.63

Income from investment operations:
Net investment income[2]	.08	.04
Net realized and unrealized gain	.06	.02

Total from investment operations	.14	.06

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.08)	(.02)

Net asset value, end of period	$3.73	$3.67

Total Return, at Net Asset Value[3]	3.89%	1.76%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$83,843	$24,945

Average net assets (in thousands)	$45,683	$15,185

Ratios to average net assets:[4]
Net investment income	2.18%	2.42%
Expenses excluding interest and fees from borrowings	0.84%	1.38%
Interest and fees from borrowings	0.03%	0.02%

Total expenses	0.87%	1.40%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.87%	0.85%

Portfolio turnover rate	20%	5%

1.	For the period from December 6, 2010 (commencement of operations) to May 31, 2011.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.
See accompanying Notes to Financial Statements.
39  |  OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

FINANCIAL HIGHLIGHTS Continued

Class C Year Ended May 31,	2012	2011[1]

Per Share Operating Data
Net asset value, beginning of period	$3.67	$3.63

Income from investment operations:
Net investment income[2]	.05	.03
Net realized and unrealized gain	.06	.02

Total from investment operations	.11	.05

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.05)	(.01)

Net asset value, end of period	$3.73	$3.67

Total Return, at Net Asset Value[3]	3.07%	1.45%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$13,654	$1,794

Average net assets (in thousands)	$7,145	$1,401

Ratios to average net assets:[4]
Net investment income	1.41%	1.72%
Expenses excluding interest and fees from borrowings	1.78%	2.42%
Interest and fees from borrowings	0.03%	0.02%

Total expenses	1.81%	2.44%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.62%	1.60%

Portfolio turnover rate	20%	5%

1.	For the period from December 6, 2010 (commencement of operations) to May 31, 2011.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.
See accompanying Notes to Financial Statements.
40  |  OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

Class Y Year Ended May 31,	2012	2011[1]

Per Share Operating Data
Net asset value, beginning of period	$3.67	$3.63

Income from investment operations:
Net investment income[2]	.09	.05
Net realized and unrealized gain	.06	.01

Total from investment operations	.15	.06

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.09)	(.02)

Net asset value, end of period	$3.73	$3.67

Total Return, at Net Asset Value[3]	4.12%	1.83%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$20,853	$1,155

Average net assets (in thousands)	$8,280	$210

Ratios to average net assets:[4]
Net investment income	2.35%	2.66%
Expenses excluding interest and fees from borrowings	0.67%	2.13%
Interest and fees from borrowings	0.03%	0.02%

Total expenses	0.70%	2.15%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.63%	0.60%

Portfolio turnover rate	20%	5%

1.	For the period from December 6, 2010 (commencement of operations) to May 31, 2011.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.
See accompanying Notes to Financial Statements.
41  |  OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS
1. Significant Accounting Policies
Oppenheimer Rochester Short Term Municipal Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended as a non-diversified open-end management investment company. The investment objective of the Fund is to seek current interest income exempt from federal individual income tax. The Fund’s investment adviser is OppenheimerFunds, Inc. (the “Manager”).
     The Fund offers Class A, Class C and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class C shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). Class Y shares are sold to certain institutional investors or intermediaries without either a front-end sales charge or a CDSC, however, the intermediaries may impose charges on their accountholders who beneficially own Class Y shares. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A and C shares have separate distribution and/or service plans under which they pay fees. Class Y shares do not pay such fees.
     The following is a summary of significant accounting policies consistently followed by the Fund.
Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
Federal Taxes. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remain open for the three preceding fiscal reporting period ends.
The tax components of capital shown in the following table represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation of securities and other investments for federal income tax purposes.
42  |  OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

Net Unrealized
Appreciation
Based on Cost of
Undistributed	Undistributed	Accumulated	Securities and Other
Net Investment	Long-Term	Loss	Investments for Federal
Income	Gain	Carryforward	Income Tax Purposes

$131,299	$1,805	$—	$1,245,696
Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.
Accordingly, the following amounts have been reclassified for May 31, 2012. Net assets of the Fund were unaffected by the reclassifications.

Reduction to
Accumulated Net
Increase	Realized Gain
to Paid-in Capital	on Investments[1]

$4,368	$4,368

1.	$4,368, including $929 of long-term capital gain, was distributed in connection with Fund share redemptions.
The tax character of distributions paid during the year ended May 31, 2012 and period ended May 31, 2011 was as follows:

	Year Ended	Period Ended
	May 31, 2012	May 31, 2011

Distributions paid from:
Exempt-interest dividends	$1,288,621	$117,907
Ordinary income	11	—

Total	$1,288,632	$117,907

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of May 31, 2012 are noted in the following table. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

Federal tax cost of securities	$113,385,206

Gross unrealized appreciation	$1,309,752
Gross unrealized depreciation	(64,056)

Net unrealized appreciation	$1,245,696

43  |  OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Continued
1. Significant Accounting Policies Continued
Trustees’ Compensation. The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of “Other” within the asset section of the Statement of Assets and Liabilities. Deferral of trustees’ fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the compensation deferral plan.
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually.
Investment Income. Interest income is recognized on an accrual basis. Discount and premium, which are included in interest income on the Statement of Operations, are amortized or accreted daily.
Custodian Fees. “Custodian fees and expenses” in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdraft at a rate equal to the 1 Month LIBOR Rate plus 2.00%. The “Reduction to custodian expenses” line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.
Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.
Indemnifications. The Fund’s organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
44  |  OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
2. Securities Valuation
The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.
Valuation Methods and Inputs
Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by third party pricing services or dealers.
     The following methodologies are used to determine the market value or the fair value of the types of securities described below:
     Securities traded on a registered U.S. securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day’s closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A security of a foreign issuer traded on a foreign exchange but not listed on a registered U.S. securities exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the third party pricing service used by the Manager, prior to the time when the Fund’s assets are valued. If the last sale price is unavailable, the security is valued at the most recent official closing price on the principal exchange on which it is traded. If the last sales price or official closing price for a foreign security is not available, the security is valued at the mean between the bid and asked price per the exchange or, if not available from the exchange, obtained from two dealers. If bid and asked prices are not available from either the exchange or two dealers, the security is valued by using one of the following methodologies (listed in order of priority); (1) using a bid from the exchange, (2) the mean between the bid and asked price as provided by a single dealer, or (3) a bid from a single dealer.
     Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.
     Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, event-linked bonds, loans, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices.
45  |  OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Continued
2. Securities Valuation Continued
     Short-term money market type debt securities with a remaining maturity of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. Short-term debt securities with a remaining maturity in excess of sixty days are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers.
A description of the standard inputs that may generally be considered by the third party pricing vendors in determining their evaluated prices is provided below.

Standard inputs generally considered
Security Type	by third-party pricing vendors

Corporate debt, government debt, municipal, mortgage-backed and asset-backed securities	Reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, and other appropriate factors.

Loans	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

Event-linked bonds	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.
If a market value or price cannot be determined for a security using the methodologies described above, or if, in the “good faith” opinion of the Manager, the market value or price obtained does not constitute a “readily available market quotation,” or a significant event has occurred that would materially affect the value of the security the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. Those fair valuation standardized methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.
Classifications
Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:
46  |  OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

1)	Level 1—unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2)	Level 2—inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3)	Level 3—significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).
The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.
The table below categorizes amounts that are included in the Fund’s Statement of Assets and Liabilities as of May 31, 2012 based on valuation input level:

			Level 3—
	Level 1—	Level 2—	Significant
	Unadjusted	Other Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Value

Assets Table
Investments, at Value:
Municipal Bonds and Notes
Alabama	$—	$4,855,302	$—	$4,855,302
Arizona	—	394,274	—	394,274
California	—	19,032,522	—	19,032,522
Colorado	—	495,517	—	495,517
Connecticut	—	90,437	—	90,437
District of Columbia	—	667,386	—	667,386
Florida	—	8,955,263	—	8,955,263
Georgia	—	2,638,030	—	2,638,030
Hawaii	—	15,032	—	15,032
Idaho	—	25,072	—	25,072
Illinois	—	7,720,276	—	7,720,276
Indiana	—	1,293,562	—	1,293,562
Iowa	—	301,152	—	301,152
Kentucky	—	45,147	—	45,147
Louisiana	—	646,735	—	646,735
Maine	—	20,077	—	20,077
Massachusetts	—	2,538,439	—	2,538,439
Michigan	—	14,810,804	—	14,810,804
Minnesota	—	20,000	—	20,000
Mississippi	—	318,604	—	318,604
Missouri	—	794,523	—	794,523
Nevada	—	814,063	—	814,063
New Jersey	—	11,334,192	—	11,334,192
New York	—	4,217,857	—	4,217,857
North Carolina	—	61,218	—	61,218
Ohio	—	2,741,598	—	2,741,598
Oklahoma	—	120,665	—	120,665
Oregon	—	476,539	—	476,539
Pennsylvania	—	3,543,652	—	3,543,652
47  |  OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Continued
2. Securities Valuation Continued

			Level 3—
	Level 1—	Level 2—	Significant
	Unadjusted	Other Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Value

Assets Table
Investments, at Value: Continued
Rhode Island	$—	$1,555,931	$—	$1,555,931
South Carolina	—	2,458,494	—	2,458,494
Tennessee	—	3,329,626	—	3,329,626
Texas	—	4,296,292	—	4,296,292
U.S. Possessions	—	6,549,747	—	6,549,747
Utah	—	35,131	—	35,131
Vermont	—	1,600,843	—	1,600,843
Virginia	—	285,908	—	285,908
Washington	—	5,318,799	—	5,318,799
Wisconsin	—	212,193	—	212,193

Total Assets	$—	$114,630,902	$—	$114,630,902

Currency contracts and forwards, if any, are reported at their unrealized appreciation/ depreciation at measurement date, which represents the change in the contract’s value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.
     There have been no significant changes to the fair valuation methodologies of the Fund during the period.
3. Shares of Beneficial Interest
The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

	Year Ended May 31, 2012		Period Ended May 31, 2011[1,2]
	Shares	Amount	Shares	Amount

Class A
Sold	29,859,861	$110,667,288	7,145,622	$25,973,489
Dividends and/or distributions reinvested	183,623	682,185	3,835	14,002
Redeemed	(14,390,317)	(53,263,123)	(376,507)	(1,373,544)

Net increase	15,653,167	$58,086,350	6,772,950	$24,613,947

Class C
Sold	4,120,844	$15,272,213	752,998	$2,734,787
Dividends and/or distributions reinvested	24,661	91,545	1,300	4,746
Redeemed	(976,999)	(3,628,005)	(265,486)	(970,053)

Net increase	3,168,506	$11,735,753	488,812	$1,769,480

48  |  OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

	Year Ended May 31, 2012		Period Ended May 31, 2011[1,2]
	Shares	Amount	Shares	Amount

Class Y
Sold	5,884,594	$21,842,044	319,928	$1,170,000
Dividends and/or distributions reinvested	48,617	180,562	215	787
Redeemed	(663,361)	(2,464,148)	(5,526)	(20,116)

Net increase	5,269,850	$19,558,458	314,617	$1,150,671

1.	For the period from December 6, 2010 (commencement of operations) to May 31, 2011.

2.	The Fund sold 27,548 shares of Class A at a value of $100,000 and 275 shares each of Class C and Class Y at a value of $1,000, respectively, to the Manager upon seeding of the Fund on November 17, 2010.
4. Purchases and Sales of Securities
The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the year ended May 31, 2012, were as follows:

	Purchases	Sales

Investment securities	$39,578,746	$4,435,851
5. Fees and Other Transactions with Affiliates
Management Fees. Under the investment advisory agreement, the Fund pays the Manager a management fee based on the daily net assets of the Fund at an annual rate as shown in the following table:

Fee Schedule

Up to $100 million	0.500%
Next $150 million	0.450
Next $250 million	0.425
Over $500 million	0.400
Administration Service Fees. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund’s tax returns.
Transfer Agent Fees. OppenheimerFunds Services (“OFS”), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the year ended May 31, 2012, the Fund paid $18,911 to OFS for services to the Fund.
     Additionally, Class Y shares are subject to minimum fees of $10,000 annually for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.
Distribution and Service Plan (12b-1) Fees. Under its General Distributor’s Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the “Distributor”) acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s classes of shares.
49  |  OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Continued
5. Fees and Other Transactions with Affiliates Continued
Service Plan for Class A Shares. The Fund has adopted a Service Plan (the “Plan”) for Class A shares under Rule 12b-1 of the Investment Company Act of 1940. Under the Plan, the Fund reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the daily net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal service and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.
Distribution and Service Plans for Class C Shares. The Fund has adopted Distribution and Service Plan (the “Plan”) for Class C shares under Rule 12b-1 of the Investment Company Act of 1940 to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the Plan, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class C shares daily net assets. The Distributor also receives a service fee of 0.25% per year under each plan. If Class C plan is terminated by the Fund or by the shareholders, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations. The Distributor determines its uncompensated expenses under the Plan at calendar quarter ends. The Distributor’s aggregate uncompensated expenses under the Plans at March 31, 2012 were as follows:

Class C	$40,260
Sales Charges. Front-end sales charges and contingent deferred sales charges (“CDSC”) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

		Class A	Class C
	Class A	Contingent	Contingent
	Front-End	Deferred	Deferred
	Sales Charges	Sales Charges	Sales Charges
	Retained by	Retained by	Retained by
Year Ended	Distributor	Distributor	Distributor

May 31, 2012	$37,216	$5,326	$2,818
50  |  OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

Waivers and Reimbursements of Expenses. The Manager has voluntarily agreed to waive fees and/or reimburse the Fund for certain expenses so the that “Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses excluding interest and fees from borrowings” will not exceed 0.85% of average annual net assets for Class A shares, 1.60% of average annual net assets for Class C shares and 0.60% of average annual nets assets for Class Y shares. During the year ended May 31, 2012, the Manager reimbursed $13,560 and $5,653 for Class C and Class Y shares, respectively.
     OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for Classes C and Y shares to 0.35% of average annual net assets per class; this limit also applied to Class A shares prior to August 1, 2011. Effective August 1, 2011, OFS has voluntarily agreed to limit its fees for Class A shares to 0.30% of average annual net assets of the class.
     Some of these undertakings may be modified or terminated at any time; some may not be modified or terminated until after one year from the date of the current prospectus, as indicated therein.
6. Restricted Securities
As of May 31, 2012, investments in securities included issues that are restricted. A restricted security may have a contractual restriction on its resale and is valued under methods approved by the Board of Trustees as reflecting fair value. Securities that are restricted are marked with an applicable footnote on the Statement of Investments. Restricted securities are reported on a schedule following the Statement of Investments.
7. Borrowings
The Fund can borrow money from banks in amounts up to one third of its total assets (including the amount borrowed) less all liabilities and indebtedness other than borrowings. The Fund can use those borrowings for investment-related purposes such as purchasing portfolio securities. The Fund also may borrow to meet redemption obligations or for temporary and emergency purposes.
     The purchase of securities with borrowed funds creates leverage in the Fund. The use of leverage will subject the Fund to greater costs than funds that do not borrow for leverage, and may also make the Fund’s share price more sensitive to interest changes. The interest on borrowed money is an expense that might reduce the Fund’s yield. Expenses incurred by the Fund with respect to interest on borrowings and commitment fees are disclosed separately or as other expenses on the Statement of Operations.
     The Fund entered into a Revolving Credit and Security Agreement (the “Agreement”) with conduit lenders and Citibank N.A. which enables it to participate with certain other Oppenheimer funds in a committed, secured borrowing facility that permits borrowings of up to $2.0 billion, collectively, by the Oppenheimer Rochester Funds. To secure the loan, the Fund pledges investment securities in accordance with the terms of the Agreement. Securities held in collateralized accounts to cover these borrowings are noted in the Statement of Investments. Interest is charged to the Fund, based on its
51  |  OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Continued
7. Borrowings Continued
borrowings, at current commercial paper issuance rates. The Fund pays additional fees annually to its lender on its outstanding borrowings to manage and administer the facility. The Fund is also allocated its pro-rata share of an annual structuring fee and ongoing commitment fees both of which are based on the total facility size. Total fees and interest that are included in expenses on the Fund’s Statement of Operations related to its participation in the borrowing facility during the year ended May 31, 2012 equal 0.03% of the Fund’s average net assets on an annualized basis. The Fund has the right to prepay such loans and terminate its participation in the conduit loan facility at any time upon prior notice.
As of May 31, 2012, the Fund had no borrowings outstanding. Details of the borrowings for the year ended May 31, 2012 are as follows:

Average Daily Loan Balance	$340,710
Average Daily Interest Rate	0.22%
Fees Paid	$26,128
Interest Paid	$805
8. Reverse Repurchase Agreements
The Fund may engage in reverse repurchase agreements. A reverse repurchase agreement is the sale of one or more securities to a counterparty at an agreed-upon purchase price with the simultaneous agreement to repurchase those securities on a future date at a higher repurchase price. The repurchase price represents the repayment of the purchase price and interest accrued thereon over the term of the repurchase agreement. The cash received by the Fund in connection with a reverse repurchase agreement may be used for investment-related purposes such as purchasing portfolio securities or for other purposes such as those described in the preceding “Borrowings” note.
     The Fund entered into a Committed Repurchase Transaction Facility (the “Facility”) with J.P. Morgan Securities LLC (the “counterparty’) which enables it to participate with certain other Oppenheimer funds in a committed reverse repurchase agreement facility that permits aggregate outstanding reverse repurchase agreements of up to $750 million, collectively. Interest is charged to the Fund on the purchase price of outstanding reverse repurchase agreements at current LIBOR rates plus an applicable spread. The Fund is also allocated its pro-rata share of an annual structuring fee based on the total Facility size and ongoing commitment fees based on the total unused amount of the Facility. The Fund retains the economic exposure to fluctuations in the value of securities subject to reverse repurchase agreements under the Facility and therefore these transactions are considered secured borrowings for financial reporting purposes. The Fund also continues to receive the economic benefit of interest payments received on securities subject to reverse repurchase agreements, in the form of a direct payment from the counterparty.
52  |  OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

These payments are included in interest income on the Statement of Operations. Total fees and interest related to the Fund’s participation in the Facility during the year ended May 31, 2012 are included in expenses on the Fund’s Statement of Operations and equal to less than 0.005% of the Fund’s average net assets on an annualized basis.
     The securities subject to reverse repurchase agreements under the Facility are valued on a daily basis. To the extent this value, after adjusting for certain margin requirements of the Facility, exceeds the cash proceeds received, the Fund may request the counterparty to return securities equal in margin value to this excess. To the extent that the cash proceeds received exceed the margin value of the securities subject to the transaction, the counterparty may request additional securities from the Fund. The Fund has the right to declare the first or fifteenth day of any calendar month as the repurchase date for any outstanding reverse repurchase agreement upon delivery of advanced notification and may also recall any security subject to such a transaction by substituting eligible securities of equal or greater margin value according to the Facility’s terms.
     Securities subject to reverse repurchase agreements are separately noted in the Statement of Investments. The Fund executed no transactions under the Facility during the year ended May 31, 2012.
9. Pending Litigation
Since 2009, a number of class action, derivative and individual lawsuits have been pending in federal and state courts against OppenheimerFunds, Inc., the Fund’s investment advisor (the “Manager”), OppenheimerFunds Distributor, Inc., the Fund’s principal underwriter and distributor (the “Distributor”), and certain funds (but not including the Fund) advised by the Manager and distributed by the Distributor (the “Defendant Funds”). Several of these lawsuits also name as defendants certain officers and current and former trustees of the respective Defendant Funds. The lawsuits raise claims under federal securities laws and various states’ securities, consumer protection and common law and allege, among other things, that the disclosure documents of the respective Defendant Funds contained misrepresentations and omissions and that the respective Defendant Funds’ investment policies were not followed. The plaintiffs in these actions seek unspecified damages, equitable relief and awards of attorneys’ fees and litigation expenses.
     Other class action and individual lawsuits have been filed since 2008 in various state and federal courts against the Manager and certain of its affiliates by investors seeking to recover investments they allegedly lost as a result of the “Ponzi” scheme run by Bernard L. Madoff and his firm, Bernard L. Madoff Investment Securities, LLC (“BLMIS”). Plaintiffs in these suits allege that they suffered losses as a result of their investments in several funds managed by an affiliate of the Manager and assert a variety of claims, including breach of fiduciary duty, fraud, negligent misrepresentation, unjust enrichment, and violation of federal and state securities laws and regulations, among others. They seek unspecified
53  |  OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Continued
9. Pending Litigation Continued
damages, equitable relief and awards of attorneys’ fees and litigation expenses. Neither the Distributor, nor any of the Oppenheimer mutual funds, their independent trustees or directors are named as defendants in these lawsuits. None of the Oppenheimer mutual funds invested in any funds or accounts managed by Madoff or BLMIS. On February 28, 2011, a stipulation of partial settlement of three groups of consolidated putative class action lawsuits relating to these matters was filed in the U.S. District Court for the Southern District of New York. On August 19, 2011, the court entered an order and final judgment approving the settlement as fair, reasonable and adequate. In September 2011, certain parties filed notices of appeal from the court’s order approving the settlement. On July 29, 2011, a stipulation of settlement between certain affiliates of the Manager and the Trustee appointed under the Securities Investor Protection Act to liquidate BLMIS was filed in the U.S. Bankruptcy Court for the Southern District of New York to resolve purported preference and fraudulent transfer claims by the Trustee. On September 22, 2011, the court entered an order approving the settlement as fair, reasonable and adequate. In October 2011, certain parties filed notices of appeal from the court’s order approving the settlement. The aforementioned settlements do not resolve other outstanding lawsuits against the Manager and its affiliates relating to BLMIS.
     On April 16, 2010, a lawsuit was filed in New York state court against the Manager, an affiliate of the Manager and AAArdvark IV Funding Limited (“AAArdvark IV”), an entity advised by the Manager’s affiliate, in connection with investments made by the plaintiffs in AAArdvark IV. Plaintiffs allege breach of contract against the defendants and seek compensatory damages, costs and disbursements, including attorney fees. On July 15, 2011, a lawsuit was filed in New York state court against the Manager, an affiliate of the Manager and AAArdvark Funding Limited (“AAArdvark I”), an entity advised by the Manager’s affiliate, in connection with investments made by the plaintiffs in AAArdvark I. The complaint alleges breach of contract against the defendants and seeks compensatory damages, costs and disbursements, including attorney fees. On November 9, 2011, a lawsuit was filed in New York state court against the Manager, an affiliate of the Manager and AAArdvark XS Funding Limited (“AAArdvark XS”), an entity advised by the Manager’s affiliate, in connection with investments made by the plaintiffs in AAArdvark XS. The complaint alleges breach of contract against the defendants and seeks compensatory damages, costs and disbursements, including attorney fees.
     The Manager believes the lawsuits and appeals described above are without legal merit and, with the exception of actions it has settled, is defending against them vigorously. The Defendant Funds’ Boards of Trustees have also engaged counsel to represent the Funds and the present and former Independent Trustees named in those suits. While it is premature to render any opinion as to the outcome in these lawsuits, or whether any costs
54  |  OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

that the Defendant Funds may bear in defending the suits might not be reimbursed by insurance, the Manager believes that these suits should not impair the ability of the Manager or the Distributor to perform their respective duties to the Fund, and that the outcome of all of the suits together should not have any material effect on the operations of any of the Oppenheimer mutual funds.
55  |  OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
The Board of Trustees and Shareholders of Oppenheimer Rochester Short Term Municipal Fund:
We have audited the accompanying statement of assets and liabilities of Oppenheimer Rochester Short Term Municipal Fund, including the statement of investments, as of May 31, 2012, and the related statement of operations for the year then ended, the statements of changes in net assets and the financial highlights for the year then ended and for the period December 6, 2010 (commencement of operations) to May 31, 2011. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
     We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2012, by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Oppenheimer Rochester Short Term Municipal Fund as of May 31, 2012, the results of its operations for the year then ended, the changes in its net assets and the financial highlights for the year then ended and for the period December 6, 2010 (commencement of operations) to May 31, 2011, in conformity with U.S. generally accepted accounting principles.
KPMG llp
Denver, Colorado
July 18, 2012
56  |  OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

CREDIT ALLOCATION Unaudited
This table provides further information regarding the “Unrated” securities category shown in the “Credit Allocation-Credit Rating Breakdown” table located earlier in this report. The third column below titled “Unrated by a NRSRO; Internally Rated by the Manager” shows the credit allocation of Unrated securities as determined by the Fund’s investment adviser, OppenheimerFunds, Inc. (the “Manager”). These internally rated securities are not rated by any nationally recognized statistical rating organization (NRSRO), such as Standard & Poor’s.
     The Manager determines the credit allocation of these securities using its own credit analysis to assign ratings using a rating scale or categories similar to that used by S&P. The Manager is not required to, and does not attempt to, employ the same credit analysis process, procedures or methodologies used by S&P or any other NRSRO in assigning a credit rating to an Unrated security. There can be no assurance, nor is it intended, that the Manager’s credit analysis process is consistent or comparable with the credit analysis process that would be used by S&P or any other NRSRO if it were to rate the same security. Securities rated investment-grade or above by the Manager may or may not be the equivalent to an investment grade or above rating assigned by an NRSRO. More information about the Manager’s internal credit analysis process for Unrated (or internally-rated) securities and securities ratings is contained in the Fund’s Prospectus and Statement of Additional Information.
     The second column below titled “NRSRO-Rated” shows the ratings by nationally recognized statistical rating organizations (NRSROs), such as Standard & Poor’s. For securities rated by an NRSRO other than S&P, the Manager converts that rating to the equivalent S&P rating. If two or more NRSROs have assigned a rating to a security, the highest rating is used.
     The credit allocations below are as of May 31, 2012 and are subject to change. The percentages are based on total assets and the market value of the Fund’s securities as of May 31, 2012 and are subject to change; market value does not include cash. AAA, AA, A, and BBB are investment-grade ratings.

		Unrated by
		a NRSRO;
		Internally Rated by
	NRSRO-Rated	the Manager	Total

AAA	1.1%	0.1%	1.2%
AA	39.4	0.2	39.6
A	40.2	4.1	44.3
BBB	14.3	0.6	14.9
BB or lower	0.0	0.0	0.0

Total	95.0%	5.0%	100.0%
57  |  OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

FEDERAL INCOME TAX INFORMATION Unaudited
In early 2012, if applicable, shareholders of record received information regarding all dividends and distributions paid to them by the Fund during calendar year 2011.
     None of the dividends paid by the Fund during the fiscal year ended May 31, 2012 are eligible for the corporate dividend-received deduction. 100% of the dividends were derived from interest on municipal bonds and are not subject to federal income taxes. To the extent a shareholder is subject to any state or local tax laws, some or all of the dividends received may be taxable.
     The foregoing information is presented to assist shareholders in reporting distributions received from the Fund to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.
58  |  OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES; UPDATES TO STATEMENTS OF INVESTMENTS Unaudited
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities (“portfolio proxies”) held by the Fund. A description of the Fund’s Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.CALL OPP (225.5677), (ii) on the Fund’s website at oppenheimerfunds.com, and (iii) on the SEC’s website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.CALL OPP (225.5677), and (ii) in the Form N-PX filing on the SEC’s website at www.sec.gov.
     The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund’s Form N-Q filings are available on the SEC’s website at www.sec.gov. Those forms may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Householding—Delivery of Shareholder Documents
This is to inform you about OppenheimerFunds’ “householding” policy. If more than one member of your household maintains an account in a particular fund, OppenheimerFunds will mail only one copy of the fund’s prospectus (or, if available, the fund’s summary prospectus), annual and semiannual report and privacy policy. The consolidation of these mailings, called householding, benefits your fund through reduced mailing expense, and benefits you by reducing the volume of mail you receive from OppenheimerFunds. Householding does not affect the delivery of your account statements.
     Please note that we will continue to household these mailings for as long as you remain an OppenheimerFunds shareholder, unless you request otherwise. If you prefer to receive multiple copies of these materials, please call us at 1.800.CALL-OPP (225-5677). You may also notify us in writing or via email. We will begin sending you individual copies of the prospectus (or, if available, the summary prospectus), reports and privacy policy within 30 days of receiving your request to stop householding.
59  |  OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

TRUSTEES AND OFFICERS Unaudited

Name, Position(s) Held with the Fund, Length of Service, Age	Principal Occupation(s) During the Past 5 Years; Other Trusteeships/Directorships Held; Number of Portfolios in the Fund Complex Currently Overseen
INDEPENDENT TRUSTEES	The address of each Trustee in the chart below is 6803 S. Tucson Way, Centennial, Colorado 80112-3924. Each Trustee serves for an indefinite term, or until his or her resignation, retirement, death or removal.

Brian F. Wruble, Chairman of the Board of Trustees and Trustee (since 2007) Age: 69	Chairman Emeritus and Non-Voting Trustee of The Jackson Laboratory (non-profit) (since August 2011); Director of Special Value Opportunities Fund, LLC (registered investment company) (affiliate of the Manager’s parent company) (since September 2004); Member of Zurich Financial Investment Management Advisory Council (insurance) (since 2004); Treasurer (since 2007) and Trustee of the Institute for Advanced Study (non-profit educational institute) (since May 1992); Chairman (August 2007-July 2011) and Trustee (August 1991-July 2011) of the Board of Trustees of The Jackson Laboratory (non-profit); General Partner of Odyssey Partners, L.P. (hedge fund) (September 1995-December 2007); Special Limited Partner of Odyssey Investment Partners, LLC (private equity investment) (January 1999-September 2004). Oversees 58 portfolios in the OppenheimerFunds complex. Mr. Wruble has served on the Boards of certain Oppenheimer funds since April 2001, during which time he has become familiar with the Fund’s (and other Oppenheimer funds’) financial, accounting, regulatory and investment matters and has contributed to the Boards’ deliberations.

David K. Downes, Trustee (since 2007) Age: 72	Director of THL Credit Inc. (since June 2009); Independent Chairman GSK Employee Benefit Trust (since April 2006); Trustee of Employee Trusts (since January 2006); Chief Executive Officer and Board Member of Community Capital Management (investment management company) (since January 2004); President of The Community Reinvestment Act Qualified Investment Fund (investment management company) (since 2004); Director of Internet Capital Group (information technology company) (since October 2003); Director of Correctnet (January 2006-2007); Independent Chairman of the Board of Trustees of Quaker Investment Trust (registered investment company) (2004-2007); Chief Operating Officer and Chief Financial Officer of Lincoln National Investment Companies, Inc. (subsidiary of Lincoln National Corporation, a publicly traded company) and Delaware Investments U.S., Inc. (investment management subsidiary of Lincoln National Corporation) (1993-2003); President, Chief Executive Officer and Trustee of Delaware Investment Family of Funds (1993-2003); President and Board Member of Lincoln National Convertible Securities Funds, Inc. and the Lincoln National Income Funds, TDC (1993-2003); Chairman and Chief Executive Officer of Retirement Financial Services, Inc. (registered transfer agent and investment adviser and subsidiary of Delaware Investments U.S., Inc.) (1993-2003); President and Chief Executive Officer of Delaware Service Company, Inc. (1995-2003); Chief Administrative Officer, Chief Financial Officer, Vice Chairman and Director of Equitable Capital Management Corporation (investment subsidiary of Equitable Life Assurance Society) (1985-1992); Corporate Controller of Merrill Lynch Company (financial services holding company) (1977-1985); held the following positions at the Colonial Penn Group, Inc. (insurance company): Corporate Budget Director (1974-1977), Assistant Treasurer (1972-1974) and Director of Corporate Taxes (1969-1972); held the following positions at Price Waterhouse Company (financial services firm): Tax Manager (1967-1969), Tax Senior (1965-1967) and Staff Accountant (1963-1965); United States Marine Corps (1957-1959). Oversees 58 portfolios in the OppenheimerFunds complex. Mr. Downes has served on the Boards of certain Oppenheimer funds since December 2005, during which time he has become familiar with the Fund’s (and other Oppenheimer funds’) financial, accounting, regulatory and investment matters and has contributed to the Boards’ deliberations.
60  |  OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

Name, Position(s) Held with the Fund, Length of Service, Age	Principal Occupation(s) During the Past 5 Years; Other Trusteeships/Directorships Held; Number of Portfolios in the Fund Complex Currently Overseen
Matthew P. Fink, Trustee (since 2007) Age: 71	Trustee of the Committee for Economic Development (policy research foundation) (2005-2011); Director of ICI Education Foundation (education foundation) (October 1991-August 2006); President of the Investment Company Institute (trade association) (October 1991-June 2004); Director of ICI Mutual Insurance Company (insurance company) (October 1991-June 2004); Author of The Rise of Mutual Funds:
An Insider’s View published by Oxford University Press (second edition 2010). Oversees 58 portfolios in the OppenheimerFunds complex. Mr. Fink has served on the Boards of certain Oppenheimer funds since January 2005, during which time he has become familiar with the Fund’s (and other Oppenheimer funds’) financial, accounting, regulatory and investment matters and has contributed to the Boards’ deliberations.

Phillip A. Griffiths, Trustee (since 2007) Age: 73	Fellow of the Carnegie Corporation (since 2007); Member of the National Academy of Sciences (since 1979); Council on Foreign Relations (since 2002); Foreign Associate of Third World Academy of Sciences (since 2002); Chair of Science Initiative Group (since 1999); Member of the American Philosophical Society (since 1996); Trustee of Woodward Academy (since 1983); Director of GSI Lumonics Inc. (precision technology products company) (2001-2010); Senior Advisor of The Andrew W. Mellon Foundation (2001-2010); Distinguished Presidential Fellow for International Affairs of the National Academy of Science (2002-2010); Director of the Institute for Advanced Study (1991-2004); Director of Bankers Trust New York Corporation (1994-1999); Provost at Duke University (1983-1991). Oversees 58 portfolios in the OppenheimerFunds complex. Mr. Griffiths has served on the Boards of certain Oppenheimer funds since June 1999, during which time he has become familiar with the Fund’s (and other Oppenheimer funds’) financial, accounting, regulatory and investment matters and has contributed to the Boards’ deliberations.

Mary F. Miller, Trustee (since 2007) Age: 69	Trustee of International House (not-for-profit) (since June 2007); Trustee of the American Symphony Orchestra (not-for-profit) (October 1998-November 2011); and Senior Vice President and General Auditor of American Express Company (financial services company) (July 1998-February 2003). Oversees 58 portfolios in the OppenheimerFunds complex. Ms. Miller has served on the Boards of certain Oppenheimer funds since August 2004, during which time she has become familiar with the Fund’s (and other Oppenheimer funds’) financial, accounting, regulatory and investment matters and has contributed to the Boards’ deliberations.

Joel W. Motley, Trustee (since 2007) Age: 60	Director of Southern Africa Legal Services Foundation (since March 2012); Board Member of Pulitzer Center for Crisis Reporting (non-profit journalism) (since December 2010); Managing Director of Public Capital Advisors, LLC (privately-held financial advisor) (since January 2006); Managing Director of Carmona Motley, Inc. (privately-held financial advisor) (since January 2002); Director of Columbia Equity Financial Corp. (privately-held financial advisor) (2002-2007); Managing Director of Carmona Motley Hoffman Inc. (privately-held financial advisor) (January 1998-December 2001); Member of the Finance and Budget Committee of the Council on Foreign Relations, Chairman of the Investment Committee of the Episcopal Church of America, Member of the Investment Committee and Board of Human Rights Watch and Member of the Investment Committee and Board of Historic Hudson Valley. Oversees 58 portfolios in the OppenheimerFunds complex. Mr. Motley has served on the Boards of certain Oppenheimer funds since October 2002, during which time he has become familiar with the Fund’s (and other Oppenheimer funds’) financial, accounting, regulatory and investment matters and has contributed to the Boards’ deliberations.
61  |  OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

TRUSTEES AND OFFICERS Unaudited / Continued

Name, Position(s) Held with the Fund, Length of Service, Age	Principal Occupation(s) During the Past 5 Years; Other Trusteeships/Directorships Held; Number of Portfolios in the Fund Complex Currently Overseen
Mary Ann Tynan, Trustee (since 2007) Age: 66	Director and Secretary of the Appalachian Mountain Club (non-profit outdoor organization) (since January 2012); Director of Opera House Arts (non-profit arts organization) (since October 2011); Independent Director of the ICI Board of Governors (since October 2011); Vice Chair of Board of Trustees of Brigham and Women’s/Faulkner Hospitals (non-profit hospital) (since 2000); Chair of Board of Directors of Faulkner Hospital (non-profit hospital) (since 1990); Member of Audit and Compliance Committee of Partners Health Care System (non-profit) (since 2004); Board of Trustees of Middlesex School (educational institution) (since 1994); Board of Directors of Idealswork, Inc. (financial services provider) (since 2003); Partner, Senior Vice President and Director of Regulatory Affairs of Wellington Management Company, LLP (global investment manager) (1976-2002); Vice President and Corporate Secretary, John Hancock Advisers, Inc. (mutual fund investment adviser) (1970-1976). Oversees 58 portfolios in the OppenheimerFunds complex. Ms. Tynan has served on the Boards of certain Oppenheimer funds since October 2008, during which time she has become familiar with the Fund’s (and other Oppenheimer funds’) financial, accounting, regulatory and investment matters and has contributed to the Boards’ deliberations.

Joseph M. Wikler, Trustee (since 2007) Age: 71	Director of C-TASC (bio-statistics services) (2007-2012); formerly, Director of the following medical device companies: Medintec (1992-2011) and Cathco (1996-2011); Member of the Investment Committee of the Associated Jewish Charities of Baltimore (since 1994); Director of Lakes Environmental Association (environmental protection organization) (1996-2008); Director of Fortis/Hartford mutual funds (1994-December 2001). Oversees 58 portfolios in the OppenheimerFunds complex. Mr. Wikler has served on the Boards of certain Oppenheimer funds since August 2005, during which time he has become familiar with the Fund’s (and other Oppenheimer funds’) financial, accounting, regulatory and investment matters and has contributed to the Boards’ deliberations.

Peter I. Wold, Trustee (since 2007) Age: 64	Director of Arch Coal, Inc. (since 2010); Director and Chairman of Wyoming Enhanced Oil Recovery Institute Commission (enhanced oil recovery study) (since 2004); President of Wold Oil Properties, Inc. (oil and gas exploration and production company) (since 1994); Vice President of American Talc Company, Inc. (talc mining and milling) (since 1999); Managing Member of Hole-in-the-Wall Ranch (cattle ranching) (since 1979); Director and Chairman of the Denver Branch of the Federal Reserve Bank of Kansas City (1993-1999); and Director of PacifiCorp. (electric utility) (1995-1999). Oversees 58 portfolios in the OppenheimerFunds complex. Mr. Wold has served on the Boards of certain Oppenheimer funds since August 2005, during which time he has become familiar with the Fund’s (and other Oppenheimer funds’) financial, accounting, regulatory and investment matters and has contributed to the Boards’ deliberations.

INTERESTED TRUSTEE AND OFFICER	The address of Mr. Glavin is Two World Financial Center, 225 Liberty Street, 11th Floor, New York, New York 10281-1008. Mr. Glavin serves as a Trustee for an indefinite term, or until his resignation, retirement, death or removal and as an Officer for an indefinite term, or until his resignation, retirement, death or removal. Mr. Glavin is an Interested Trustee due to his positions with OppenheimerFunds, Inc. and its affiliates.

William F. Glavin, Jr., President and Principal Executive Officer and Trustee (since 2009) Age: 53	Chairman of the Manager (since December 2009); Chief Executive Officer and Director of the Manager (since January 2009); President of the Manager (since May 2009); Director of Oppenheimer Acquisition Corp. (“OAC”) (the Manager’s parent holding company) (since June 2009); Executive Vice President (March 2006-February 2009) and Chief Operating Officer (July 2007-February 2009) of
62  |  OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

Name, Position(s) Held with the Fund, Length of Service, Age	Principal Occupation(s) During the Past 5 Years; Other Trusteeships/Directorships Held; Number of Portfolios in the Fund Complex Currently Overseen
William F. Glavin, Jr., Continued	Massachusetts Mutual Life Insurance Company (OAC’s parent company); Director (May 2004-March 2006) and Chief Operating Officer and Chief Compliance Officer (May 2004-January 2005), President (January 2005-March 2006) and Chief Executive Officer (June 2005-March 2006) of Babson Capital Management LLC; Director (March 2005-March 2006), President (May 2003-March 2006) and Chief Compliance Officer (July 2005-March 2006) of Babson Capital Securities, Inc. (a broker-dealer); President (May 2003-March 2006) of Babson Investment Company, Inc.; Director (May 2004-August 2006) of Babson Capital Europe Limited; Director (May 2004-October 2006) of Babson Capital Guernsey Limited; Director (May 2004-March 2006) of Babson Capital Management LLC; Non-Executive Director (March 2005-March 2007) of Baring Asset Management Limited; Director (February 2005-June 2006) Baring Pension Trustees Limited; Director and Treasurer (December 2003-November 2006) of Charter Oak Capital Management, Inc.; Director (May 2006-September 2006) of C.M. Benefit Insurance Company; Director (May 2008-June 2009) and Executive Vice President (June 2007-July 2009) of C.M. Life Insurance Company; President (March 2006-May 2007) of MassMutual Assignment Company; Director (January 2005-December 2006), Deputy Chairman (March 2005-December 2006) and President (February 2005- March 2005) of MassMutual Holdings (Bermuda) Limited; Director (May 2008- June 2009) and Executive Vice President (June 2007-July 2009) of MML Bay State Life Insurance Company; Chief Executive Officer and President (April 2007- January 2009) of MML Distributors, LLC; and Chairman (March 2006-December 2008) and Chief Executive Officer (May 2007-December 2008) of MML Investors Services, Inc. Oversees 63 portfolios as a Trustee/Director and 95 portfolios as an officer in the OppenheimerFunds complex.

OTHER OFFICERS OF THE FUND	The addresses of the Officers in the chart below are as follows: for Mr. Gabinet and Ms. Nasta, Two World Financial Center, 225 Liberty Street, New York, New York 10281-1008, for Messrs. Vandehey and Wixted, 6803 S. Tucson Way, Centennial, Colorado 80112-3924, for Messrs. Loughran, Cottier, Willis, DeMitry, Camarella, and Stein, 350 Linden Oaks, Rochester, New York 14625. Each Officer serves for an indefinite term or until his or her resignation, retirement, death or removal.

Daniel G. Loughran, Vice President (since 2007) Age: 48	Senior Vice President of the Manager (since July 2007); Vice President of the Manager (April 2001-June 2007) and a Portfolio Manager with the Manager (1999-2001). Team leader, a Senior Portfolio Manager, an officer and a trader for the Fund and other Oppenheimer funds.

Scott S. Cottier, Vice President (since 2007) Age: 40	Vice President of the Manager (since September 2002). Portfolio Manager and trader at Victory Capital Management (1999-2002). Senior Portfolio Manager, an officer and a trader for the Fund and other Oppenheimer funds.

Troy E. Willis, Vice President (since 2007) Age: 39	Vice President of the Manager (since July 2009); Assistant Vice President of the Manager (July 2005-June 2009). Portfolio Manager of the Manager (2002- 2005). Corporate Attorney for Southern Resource Group (1999-2003). Senior Portfolio Manager, an officer and a trader for the Fund and other Oppenheimer funds.

Mark R. DeMitry, Vice President (since 2008) Age: 36	Vice President of the Manager (since July 2009); Associate Portfolio Manager of the Fund (September 2006- June 2009). Research Analyst of the Manager (June 2003-September 2006) and a Credit Analyst of the Manager (July 2001- May 2003). Senior Portfolio Manager, an officer and a trader for the Fund and other Oppenheimer funds.
63  |  OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

TRUSTEES AND OFFICERS Unaudited / Continued

Name, Position(s) Held with the Fund, Length of Service, Age	Principal Occupation(s) During the Past 5 Years; Other Trusteeships/Directorships Held; Number of Portfolios in the Fund Complex Currently Overseen
Michael L. Camarella, Vice President (since 2008) Age: 36	Vice President of the Manager (since January 2011); Assistant Vice President of the Manager (July 2009-January 2011). Research Analyst of the Manager (April 2006-December 2007) and a Credit Analyst of the Manager (June 2003-March 2006). Senior Portfolio Manager, an officer and a trader for the Fund and other Oppenheimer funds.

Richard A. Stein, Vice President (since 2007) Age: 54	Director of the Rochester Credit Analysis team (since March 2004); Senior Vice President of the Manager (since May 2011) and a Vice President of the Manager (1997-May 2011); headed Rochester’s Credit Analysis team (since 1993).

Arthur S. Gabinet, Secretary and Chief Legal Officer (since 2011) Age: 54	Executive Vice President (since May 2010) and General Counsel (since January 2011) of the Manager; General Counsel of the Distributor (since January 2011); General Counsel of Centennial Asset Management Corporation (since January 2011); Executive Vice President and General Counsel of HarbourView Asset Management Corporation (since January 2011); Assistant Secretary (since January 2011) and Director (since January 2011) of OppenheimerFunds International Ltd. and OppenheimerFunds plc; Vice President and Director of Oppenheimer Partnership Holdings, Inc. (since January 2011); Director of Oppenheimer Real Asset Management, Inc. (since January 2011); Executive Vice President and General Counsel of Shareholder Financial Services, Inc. and Shareholder Services, Inc. (since January 2011); Executive Vice President and General Counsel of OFI Private Investments, Inc. (since January 2011); Vice President of OppenheimerFunds Legacy Program (since January 2011); Executive Vice President and General Counsel of OFI Institutional Asset Management, Inc. (since January 2011); General Counsel, Asset Management of the Manager (May 2010-December 2010); Principal, The Vanguard Group (November 2005-April 2010); District Administrator, U.S. Securities and Exchange Commission (January 2003-October 2005). An officer of 95 portfolios in the OppenheimerFunds complex.

Christina M. Nasta, Vice President and Chief Business Officer (since 2011) Age: 39	Senior Vice President of the Manager (since July 2010); Vice President of the Manager (since January 2003); Vice President of OppenheimerFunds Distributor, Inc. (since January 2003). An officer of 95 portfolios in the OppenheimerFunds complex.

Mark S. Vandehey, Vice President and Chief Compliance Officer (since 2007) Age: 61	Senior Vice President and Chief Compliance Officer of the Manager (since March 2004); Chief Compliance Officer of OppenheimerFunds Distributor, Inc., Centennial Asset Management and Shareholder Services, Inc. (since March 2004); Vice President of OppenheimerFunds Distributor, Inc., Centennial Asset Management Corporation and Shareholder Services, Inc. (since June 1983). An officer of 95 portfolios in the OppenheimerFunds complex.

Brian W. Wixted, Treasurer and Principal Financial & Accounting Officer (since 2007) Age: 52	Senior Vice President of the Manager (since March 1999); Treasurer of the Manager and the following: HarbourView Asset Management Corporation, Shareholder Financial Services, Inc., Shareholder Services, Inc., Oppenheimer Real Asset Management, Inc. and Oppenheimer Partnership Holdings, Inc. (March 1999-June 2008), OFI Private Investments, Inc. (March 2000-June 2008), OppenheimerFunds International Ltd. and OppenheimerFunds plc (since May 2000), OFI Institutional Asset Management, Inc. (since November 2000), and OppenheimerFunds Legacy Program (charitable trust program established by the Manager) (since June 2003); Treasurer and Chief Financial Officer of OFI Trust Company (trust company subsidiary of the Manager) (since May 2000); Assistant Treasurer of OAC (March 1999-June 2008). An officer of 95 portfolios in the OppenheimerFunds complex.
The Fund’s Statement of Additional Information contains additional information about the Fund’s Trustees and Officers and is available without charge upon request, by calling 1.800.CALL OPP (225.5677).
64  |  OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

Manager	OppenheimerFunds, Inc.

Distributor	OppenheimerFunds Distributor, Inc.

Transfer and Shareholder Servicing Agent	OppenheimerFunds Services

Independent Registered Public Accounting Firm	KPMG llp

Legal Counsel	Kramer Levin Naftalis & Frankel LLP
© 2012 OppenheimerFunds, Inc. All rights reserved.
65  |  OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

PRIVACY POLICY NOTICE
As an Oppenheimer fund shareholder, you are entitled to know how we protect your personal information and how we limit its disclosure.
Information Sources
We obtain nonpublic personal information about our shareholders from the following sources:
•	Applications or other forms

•	When you create a user ID and password for online account access

•	When you enroll in eDocs Direct, our electronic document delivery service

•	Your transactions with us, our affiliates or others

•	A software program on our website, often referred to as a “cookie,” which indicates which parts of our site you’ve visited

•	When you set up challenge questions to reset your password online
If you visit oppenheimerfunds.com and do not log on to the secure account information areas, we do not obtain any personal information about you. When you do log on to a secure area, we do obtain your user ID and password to identify you. We also use this information to provide you with products and services you have requested, to inform you about products and services that you may be interested in and assist you in other ways.
We do not collect personal information through our website unless you willingly provide it to us, either directly by email or in those areas of the website that request information. In order to update your personal information (including your mailing address, email address and phone number) you must first log on and visit your user profile.
If you have set your browser to warn you before accepting cookies, you will receive the warning message with each cookie. You can refuse cookies by turning them off in your browser. However, doing so may limit your access to certain sections of our website.
We use cookies to help us improve and manage our website. For example, cookies help us recognize new versus repeat visitors to the site, track the pages visited, and enable some special features on the website. This data helps us provide a better service for our website visitors.
Protection of Information
We do not disclose any non-public personal information (such as names on a customer list) about current or former customers to anyone, except as permitted by law.
Disclosure of Information
We send your financial advisor (as designated by you) copies of confirmations, account statements and other documents reporting activity in your fund accounts. We may also use details about you and your investments to help us, our financial service affiliates, or firms that jointly market their financial products and services with ours, to better serve your investment needs or suggest financial services or educational material that may be of interest to you. If this requires us to provide you with an opportunity to “opt in” or “opt out” of such information sharing with a firm not affiliated with us, you will receive notification on how to do so, before any such sharing takes place.
Right of Refusal
We will not disclose your personal information to unaffiliated third parties (except as permitted by law), unless we first offer you a reasonable opportunity to refuse or “opt out” of such disclosure.
66  |  OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

Internet Security and Encryption
In general, the email services provided by our website are encrypted and provide a secure and private means of communication with us. To protect your own privacy, confidential and/or personal information should only be communicated via email when you are advised that you are using a secure website.
As a security measure, we do not include personal or account information in non-secure emails, and we advise you not to send such information to us in non-secure emails. Instead, you may take advantage of the secure features of our website to encrypt your email correspondence. To do this, you will need to use a browser that supports Secure Sockets Layer (SSL) protocol.
We do not guarantee or warrant that any part of our website, including files available for download, are free of viruses or other harmful code. It is your responsibility to take appropriate precautions, such as use of an anti-virus software package, to protect your computer hardware and software.
•	All transactions, including redemptions, exchanges and purchases, are secured by SSL and 128-bit encryption. SSL is used to establish a secure connection between your PC and OppenheimerFunds’ server. It transmits information in an encrypted and scrambled format.

•	Encryption is achieved through an electronic scrambling technology that uses a “key” to code and then decode the data. Encryption acts like the cable converter box you may have on your television set. It scrambles data with a secret code so that no one can make sense of it while it is being transmitted. When the data reaches its destination, the same software unscrambles the data.

•	You can exit the secure area by either closing your browser, or for added security, you can use the Log Out button before you close your browser.
Other Security Measures
We maintain physical, electronic and procedural safeguards to protect your personal account information. Our employees and agents have access to that information only so that they may offer you products or provide services, for example, when responding to your account questions.
How You Can Help
You can also do your part to keep your account information private and to prevent unauthorized transactions. If you obtain a user ID and password for your account, do not allow it to be used by anyone else. Also, take special precautions when accessing your account on a computer used by others.
Who We Are
This joint notice describes the privacy policies of the Oppenheimer funds, OppenheimerFunds Distributor, Inc., the trustee of OppenheimerFunds Individual Retirement Accounts (IRAs) and the custodian of the OppenheimerFunds 403(b)(7) tax sheltered custodial accounts. It applies to all Oppenheimer fund accounts you presently have, or may open in the future, using your Social Security number—whether or not you remain a shareholder of our funds. This notice was last updated January 16, 2004. In the event it is updated or changed, we will post an updated notice on our website at oppenheimerfunds.com. If you have any questions about these privacy policies, write to us at P.O. Box 5270, Denver, CO 80217-5270, email us by clicking on the Contact Us section of our website at oppenheimerfunds.com or call us at 1.800.CALL OPP (225.5677).
67  |  OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

Item 2. Code of Ethics.
The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions.
Item 3. Audit Committee Financial Expert.
The Board of Trustees of the registrant has determined that David Downes, the Board’s Audit Committee Chairman, is an audit committee financial expert and that Mr. Downes is “independent” for purposes of this Item 3.
Item 4. Principal Accountant Fees and Services.
(a)	Audit Fees
The principal accountant for the audit of the registrant’s annual financial statements billed $26,000 in fiscal 2012 and $26,000 in fiscal 2011.
(b)	Audit-Related Fees
The principal accountant for the audit of the registrant’s annual financial statements billed $2,619 in fiscal 2012 and no such fees in fiscal 2011.
The principal accountant for the audit of the registrant’s annual financial statements billed $402,806 in fiscal 2012 and no such fees in fiscal 2011 to the registrant’s investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.
Such services include: internal control reviews, professional services for GIPs attestation procedures, and compliance procedures.
(c)	Tax Fees
The principal accountant for the audit of the registrant’s annual financial statements billed $2,400 in fiscal 2012 and $2,150 in fiscal 2011.
The principal accountant for the audit of the registrant’s annual financial statements billed $190,051 in fiscal 2012 and no such fees in fiscal 2011 to the registrant’s investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.
Such services include: tax compliance, tax planning and tax advice. Tax compliance generally involves preparation of original and amended tax returns, claims for a refund and tax payment-

planning services. Tax planning and tax advice includes assistance with tax audits and appeals, tax advice related to mergers and acquisitions and requests for rulings or technical advice from taxing authorities.
(d)	All Other Fees
The principal accountant for the audit of the registrant’s annual financial statements billed no such fees during the last two fiscal years.
The principal accountant for the audit of the registrant’s annual financial statements billed no such fees during the last two fiscal years to the registrant’s investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.
Such fees would include the cost to the principal accountant of attending audit committee meetings and consultations regarding the registrant’s retirement plan with respect to its trustees.
(e)	(1) During its regularly scheduled periodic meetings, the registrant’s audit committee will pre-approve all audit, audit-related, tax and other services to be provided by the principal accountants of the registrant.

The audit committee has delegated pre-approval authority to its Chairman for any subsequent new engagements that arise between regularly scheduled meeting dates provided that any fees such pre-approved are presented to the audit committee at its next regularly scheduled meeting.

Under applicable laws, pre-approval of non-audit services maybe waived provided that: 1) the aggregate amount of all such services provided constitutes no more than five percent of the total amount of fees paid by the registrant to it principal accountant during the fiscal year in which services are provided 2) such services were not recognized by the registrant at the time of engagement as non-audit services and 3) such services are promptly brought to the attention of the audit committee of the registrant and approved prior to the completion of the audit.

(2) 100%

(f)	Not applicable as less than 50%.

(g)	The principal accountant for the audit of the registrant’s annual financial statements billed $597,876 in fiscal 2012 and $2,150 in fiscal 2011 to the registrant and the registrant’s investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant related to non-audit fees. Those billings did not include any prohibited non-audit services as defined by the Securities Exchange Act of 1934.

(h)	The registrant’s audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence. No such services were rendered.
Item 5. Audit Committee of Listed Registrants
Not applicable.
Item 6. Schedule of Investments.
a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.
b) Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
The Fund’s Governance Committee Provisions with Respect to Nominations of Directors/Trustees to the Respective Boards
1.	The Fund’s Governance Committee (the “Committee”) will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds’ investment manager and its affiliates in making the selection.
2.	The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual’s background, skills, and experience; whether the individual is an “interested person” as defined in the Investment Company Act of 1940; and whether the individual would be deemed an “audit committee financial expert” within the meaning of applicable SEC rules. The Committee also considers whether the individual’s background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3.	The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:
•	the name, address, and business, educational, and/or other pertinent background of the person being recommended;

•	a statement concerning whether the person is an “interested person” as defined in the Investment Company Act of 1940;

•	any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

•	the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.
The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4.	Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds’ investment adviser) would be deemed an “interested person” under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds’ outside legal counsel may cause a person to be deemed an “interested person.”

5.	Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.
Item 11. Controls and Procedures.
Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 5/31/2012, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.
There have been no changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)	(1) Exhibit attached hereto.

(2) Exhibits attached hereto.

(3) Not applicable.

(b)	Exhibit attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Oppenheimer Rochester Short Term Municipal Fund

By:	/s/ William F. Glavin, Jr.
William F. Glavin, Jr.
Principal Executive Officer

Date:	7/10/2012
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William F. Glavin, Jr.
William F. Glavin, Jr.
Principal Executive Officer

Date:	7/10/2012

By:	/s/ Brian W. Wixted
Brian W. Wixted
Principal Financial Officer

Date:	7/10/2012